AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 86.0%
Affiliated Mutual Funds — 18.6%
Domestic Equity — 6.9%
AST Large-Cap Growth Portfolio*	1,816,781	$155,679,945
AST Large-Cap Value Portfolio*	2,754,240	146,883,634
AST Small-Cap Equity Portfolio*	921,615	66,807,868
		369,371,447
Fixed Income — 11.6%
AST PGIM Fixed Income Central Portfolio*	53,190,349	603,178,562
PSF PGIM High Yield Bond Portfolio*	1,946,177	14,168,170
		617,346,732
International Equity — 0.1%
PGIM Jennison Emerging Markets Equity Opportunities Fund (Class R6)	157,846	2,740,209

Total Affiliated Mutual Funds (cost $894,469,215)(wa)		989,458,388
Common Stocks — 39.4%
Aerospace & Defense — 1.1%
Airbus SE (France)	23,723	4,177,281
BAE Systems PLC (United Kingdom)	66,924	1,351,363
Boeing Co. (The)*	5,117	872,704
Dassault Aviation SA (France)	1,529	504,151
Elbit Systems Ltd. (Israel)	1,247	478,222
Embraer SA (Brazil), ADR*	27,051	1,249,756
General Dynamics Corp.	1,600	436,128
General Electric Co.	40,416	8,089,262
HEICO Corp.	1,000	267,190
Howmet Aerospace, Inc.	23,997	3,113,131
Kongsberg Gruppen ASA (Norway)	11,626	1,704,548
L3Harris Technologies, Inc.	7,000	1,465,170
Leonardo SpA (Italy)	16,468	801,973
Lockheed Martin Corp.	7,600	3,394,996
MTU Aero Engines AG (Germany)	3,091	1,074,038
Northrop Grumman Corp.	12,510	6,405,245
Rheinmetall AG (Germany)	4,257	6,091,439
Rolls-Royce Holdings PLC (United Kingdom)*	404,008	3,926,702
RTX Corp.	26,383	3,494,692
Safran SA (France)	24,034	6,327,754
Singapore Technologies Engineering Ltd. (Singapore)	176,900	888,419
Thales SA (France)	13,630	3,623,147
		59,737,311
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	47,384	2,034,351
FedEx Corp.	14,000	3,412,920
United Parcel Service, Inc. (Class B Stock)	2,500	274,975
		5,722,246
Automobile Components — 0.1%
Aisin Corp. (Japan)	60,000	655,374
Bridgestone Corp. (Japan)	22,000	883,802
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Cie Generale des Etablissements Michelin SCA (France)	71,063	$2,497,621
Continental AG (Germany)	5,800	409,015
Denso Corp. (Japan)	68,900	854,813
Sumitomo Electric Industries Ltd. (Japan)	64,400	1,074,831
		6,375,456
Automobiles — 0.7%
BYD Co. Ltd. (China) (Class H Stock)	48,196	2,440,478
Ferrari NV (Italy)	8,604	3,674,429
Ford Motor Co.	116,300	1,166,489
General Motors Co.	73,200	3,442,596
Honda Motor Co. Ltd. (Japan)	53,600	485,057
Isuzu Motors Ltd. (Japan)	36,600	497,672
Mahindra & Mahindra Ltd. (India)	31,855	988,755
Mercedes-Benz Group AG (Germany)	12,962	765,688
Stellantis NV	72,077	808,422
Subaru Corp. (Japan)	54,500	976,050
Suzuki Motor Corp. (Japan)	132,500	1,626,453
Tesla, Inc.*	48,583	12,590,770
Toyota Motor Corp. (Japan)	292,400	5,168,843
Yamaha Motor Co. Ltd. (Japan)	152,800	1,223,366
		35,855,068
Banks — 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	41,215	868,457
AIB Group PLC (Ireland)	724,479	4,679,564
ANZ Group Holdings Ltd. (Australia)	205,038	3,754,056
Banco Bilbao Vizcaya Argentaria SA (Spain)	255,884	3,492,198
Banco Santander SA (Spain)	598,341	4,030,971
Bank Central Asia Tbk PT (Indonesia)	871,745	445,384
Bank Hapoalim BM (Israel)	79,588	1,079,295
Bank Leumi Le-Israel BM (Israel)	120,489	1,622,576
Bank of America Corp.	106,725	4,453,634
Barclays PLC (United Kingdom)	1,076,788	4,048,759
BNP Paribas SA (France)	69,883	5,840,777
BOC Hong Kong Holdings Ltd. (China)	293,000	1,186,334
BPER Banca SpA (Italy)	59,196	464,671
CaixaBank SA (Spain)	513,695	4,001,548
Citigroup, Inc.	65,600	4,656,944
Citizens Financial Group, Inc.	9,200	376,924
Commonwealth Bank of Australia (Australia)	47,345	4,502,220
Credit Agricole SA (France)	54,216	987,114
Danske Bank A/S (Denmark)	31,759	1,039,517
DBS Group Holdings Ltd. (Singapore)	65,210	2,239,398
DNB Bank ASA (Norway)	105,405	2,773,488
East West Bancorp, Inc.	5,618	504,272
Erste Group Bank AG (Austria)	14,955	1,034,454
Hang Seng Bank Ltd. (Hong Kong)	32,000	435,802
HSBC Holdings PLC (United Kingdom)	1,043,987	11,835,143
ING Groep NV (Netherlands)	337,792	6,617,786
Intesa Sanpaolo SpA (Italy)	675,118	3,479,336
A1

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Israel Discount Bank Ltd. (Israel) (Class A Stock)	51,198	$356,652
JPMorgan Chase & Co.	55,800	13,687,740
Lloyds Banking Group PLC (United Kingdom)	2,508,406	2,352,675
M&T Bank Corp.	7,300	1,304,875
Mitsubishi UFJ Financial Group, Inc. (Japan)	607,700	8,285,271
Mizrahi Tefahot Bank Ltd. (Israel)	10,526	473,390
Mizuho Financial Group, Inc. (Japan)	39,300	1,078,539
National Australia Bank Ltd. (Australia)	56,177	1,208,294
NatWest Group PLC (United Kingdom)	424,375	2,505,676
Nordea Bank Abp (Finland)	146,331	1,871,639
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	87,369	894,659
Oversea-Chinese Banking Corp. Ltd. (Singapore)	78,800	1,009,903
Pinnacle Financial Partners, Inc.	2,975	315,469
PNC Financial Services Group, Inc. (The)	14,869	2,613,524
Resona Holdings, Inc. (Japan)	143,800	1,255,634
Shizuoka Financial Group, Inc. (Japan)	28,600	312,671
Societe Generale SA (France)	28,321	1,277,671
Standard Chartered PLC (United Kingdom)	107,640	1,597,310
Sumitomo Mitsui Financial Group, Inc. (Japan)	221,900	5,706,072
Swedbank AB (Sweden) (Class A Stock)(a)	14,355	326,928
Truist Financial Corp.	98,885	4,069,118
U.S. Bancorp	102,815	4,340,849
UniCredit SpA (Italy)	53,774	3,018,450
United Overseas Bank Ltd. (Singapore)	46,100	1,300,781
Webster Financial Corp.	23,700	1,221,735
Wells Fargo & Co.	102,737	7,375,489
Westpac Banking Corp. (Australia)	93,437	1,861,961
Wintrust Financial Corp.	3,830	430,722
		152,504,319
Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	14,350	882,259
Asahi Group Holdings Ltd. (Japan)	114,800	1,466,750
Brown-Forman Corp. (Class B Stock)(a)	7,700	261,338
Carlsberg A/S (Denmark) (Class B Stock)	7,480	946,801
Coca-Cola Co. (The)	102,800	7,362,536
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	25,521	2,221,093
Coca-Cola HBC AG (Italy)*	14,365	650,588
Diageo PLC (United Kingdom)	62,124	1,623,464
Keurig Dr. Pepper, Inc.	69,500	2,378,290
PepsiCo, Inc.	7,200	1,079,568
Pernod Ricard SA (France)	3,250	321,076
		19,193,763
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.6%
AbbVie, Inc.	35,907	$7,523,235
Alnylam Pharmaceuticals, Inc.*	10,900	2,943,218
Amgen, Inc.	16,500	5,140,575
Argenx SE (Netherlands)*	3,494	2,061,796
Argenx SE (Netherlands), ADR*	2,463	1,457,763
Biogen, Inc.*	8,200	1,122,088
CSL Ltd.	12,408	1,952,886
Genmab A/S (Denmark)*	6,755	1,316,012
Gilead Sciences, Inc.	12,000	1,344,600
Natera, Inc.*	18,461	2,610,570
Regeneron Pharmaceuticals, Inc.	2,486	1,576,696
Sarepta Therapeutics, Inc.*	4,400	280,808
Vertex Pharmaceuticals, Inc.*	2,458	1,191,687
		30,521,934
Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China), ADR	13,776	1,821,601
Amazon.com, Inc.*	228,793	43,530,156
Dollarama, Inc. (Canada)	2,858	305,611
Global-e Online Ltd. (Israel)*	15,529	553,609
MercadoLibre, Inc. (Brazil)*	1,609	3,138,950
Next PLC (United Kingdom)	6,627	954,787
Pan Pacific International Holdings Corp. (Japan)	21,200	582,329
Prosus NV (China)*	40,880	1,899,250
Wesfarmers Ltd. (Australia)	20,974	950,834
		53,737,127
Building Products — 0.3%
AGC, Inc. (Japan)	15,200	462,730
Assa Abloy AB (Sweden) (Class B Stock)	23,522	706,160
Carrier Global Corp.	17,033	1,079,892
Cie de Saint-Gobain SA (France)	41,525	4,136,590
Daikin Industries Ltd. (Japan)	1,700	184,482
Geberit AG (Switzerland)	1,653	1,035,583
Hayward Holdings, Inc.*	67,800	943,776
Owens Corning	11,700	1,670,994
ROCKWOOL A/S (Denmark) (Class B Stock)	2,732	1,132,436
Trane Technologies PLC	7,926	2,670,428
		14,023,071
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	48,507	2,280,830
Ameriprise Financial, Inc.	4,539	2,197,375
Amundi SA (France), 144A	16,146	1,264,965
Banco BTG Pactual SA (Brazil), UTS	90,324	536,266
Bank of New York Mellon Corp. (The)	50,300	4,218,661
Daiwa Securities Group, Inc. (Japan)	34,800	234,317
Deutsche Bank AG (Germany)	98,802	2,355,160
Deutsche Boerse AG (Germany)	4,541	1,339,866
Euronext NV (Netherlands), 144A	9,719	1,410,538
Goldman Sachs Group, Inc. (The)	5,364	2,930,300
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	43,900	1,952,857

A2

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	1,901	$307,012
Intercontinental Exchange, Inc.	7,200	1,242,000
Invesco Ltd.	23,100	350,427
Janus Henderson Group PLC	62,200	2,248,530
London Stock Exchange Group PLC (United Kingdom)	10,879	1,615,828
Macquarie Group Ltd. (Australia)	6,731	837,650
Morgan Stanley	51,106	5,962,537
MSCI, Inc.	6,100	3,449,550
Nasdaq, Inc.	22,000	1,668,920
Nomura Holdings, Inc. (Japan)	301,300	1,856,588
Partners Group Holding AG (Switzerland)	320	455,425
Raymond James Financial, Inc.	14,500	2,014,195
S&P Global, Inc.	11,000	5,589,100
Singapore Exchange Ltd. (Singapore)	106,400	1,053,364
State Street Corp.	14,600	1,307,138
Stifel Financial Corp.	25,100	2,365,926
TMX Group Ltd. (Canada)	25,596	934,515
UBS Group AG (Switzerland)	215,969	6,633,401
XP, Inc. (Brazil) (Class A Stock)	42,396	582,945
		61,196,186
Chemicals — 0.4%
Air Liquide SA (France)	15,246	2,895,905
Asahi Kasei Corp. (Japan)	39,700	278,323
BASF SE (Germany)	7,748	388,398
DSM-Firmenich AG (Switzerland)	4,626	457,965
DuPont de Nemours, Inc.	41,000	3,061,880
Ecolab, Inc.	13,200	3,346,464
Evonik Industries AG (Germany)	5,985	129,749
FMC Corp.	31,300	1,320,547
Givaudan SA (Switzerland)	323	1,389,738
LANXESS AG (Germany)	24,609	748,581
Linde PLC	6,900	3,212,916
Mitsubishi Chemical Group Corp. (Japan)	110,900	548,011
Nippon Paint Holdings Co. Ltd. (Japan)	41,600	312,398
Nippon Sanso Holdings Corp. (Japan)	3,500	106,171
Nitto Denko Corp. (Japan)	53,900	996,965
Orica Ltd. (Australia)	82,133	877,851
Shin-Etsu Chemical Co. Ltd. (Japan)	28,100	801,838
Sika AG (Switzerland)	2,949	718,330
Solvay SA (Belgium)	25,192	896,123
Symrise AG (Germany)	1,227	127,208
TPC Group, Inc.*^	12,402	279,045
		22,894,406
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	78,644	993,527
Copart, Inc.*	10,200	577,218
Dai Nippon Printing Co. Ltd. (Japan)	76,800	1,093,436
Republic Services, Inc.	2,100	508,536
Securitas AB (Sweden) (Class B Stock)	10,692	151,302
Veralto Corp.	29,700	2,894,265
		6,218,284
	Shares	Value

Common Stocks (continued)
Communications Equipment — 0.3%
Arista Networks, Inc.*	38,700	$2,998,476
Cisco Systems, Inc.	130,040	8,024,768
Nokia OYJ (Finland)	344,997	1,817,029
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	81,269	632,335
		13,472,608
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	25,525	1,460,880
Bouygues SA (France)	4,252	167,615
Comfort Systems USA, Inc.	1,735	559,242
Eiffage SA (France)	6,736	784,265
Ferrovial SE	28,508	1,275,098
MasTec, Inc.*	16,500	1,925,715
Obayashi Corp. (Japan)	59,800	797,753
Skanska AB (Sweden) (Class B Stock)	7,839	173,015
Taisei Corp. (Japan)	2,600	115,730
Vinci SA (France)	26,110	3,291,431
		10,550,744
Construction Materials — 0.2%
CRH PLC (XLON)	29,995	2,628,842
CRH PLC (NYSE)	42,200	3,712,334
Heidelberg Materials AG (Germany)	11,555	1,991,823
Holcim AG*	23,928	2,574,969
Vulcan Materials Co.	9,604	2,240,613
		13,148,581
Consumer Finance — 0.1%
Ally Financial, Inc.	8,873	323,598
American Express Co.	18,803	5,058,947
Synchrony Financial	49,000	2,594,060
		7,976,605
Consumer Staples Distribution & Retail — 0.7%
BJ’s Wholesale Club Holdings, Inc.*	3,475	396,497
Carrefour SA (France)	75,839	1,084,642
Coles Group Ltd. (Australia)	124,930	1,529,238
Costco Wholesale Corp.	6,965	6,587,358
Dollar Tree, Inc.*	39,900	2,995,293
Endeavour Group Ltd. (Australia)	116,839	282,566
J Sainsbury PLC (United Kingdom)	40,670	123,966
Kesko OYJ (Finland) (Class B Stock)	34,367	702,477
Koninklijke Ahold Delhaize NV (Netherlands)	65,686	2,453,704
Marks & Spencer Group PLC (United Kingdom)	241,072	1,112,994
MatsukiyoCocokara & Co. (Japan)	80,200	1,254,648
Seven & i Holdings Co. Ltd. (Japan)	91,600	1,326,451
Sysco Corp.	13,000	975,520
Target Corp.	29,300	3,057,748
Tesco PLC (United Kingdom)	812,724	3,496,571
US Foods Holding Corp.*	29,600	1,937,616
Walmart, Inc.	104,688	9,190,560

A3

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Woolworths Group Ltd. (Australia)	20,120	$373,575
		38,881,424
Containers & Packaging — 0.0%
Avery Dennison Corp.	4,400	783,068
Crown Holdings, Inc.	18,949	1,691,388
		2,474,456
Diversified Consumer Services — 0.0%
Pearson PLC (United Kingdom)	18,480	292,344
Service Corp. International	4,251	340,930
		633,274
Diversified REITs — 0.1%
Covivio SA (France)	9,052	506,702
Essential Properties Realty Trust, Inc.	143,048	4,669,087
GPT Group (The) (Australia)	357,326	980,075
KDX Realty Investment Corp. (Japan)	169	166,638
Mirvac Group (Australia)	725,448	955,345
Stockland (Australia)	167,514	516,874
		7,794,721
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	81,958	2,317,772
Deutsche Telekom AG (Germany)	218,366	8,062,070
Koninklijke KPN NV (Netherlands)	394,290	1,670,078
Nippon Telegraph & Telephone Corp. (Japan)	2,485,700	2,402,359
Orange SA (France)	174,378	2,258,918
Telenor ASA (Norway)	37,136	530,636
Telia Co. AB (Sweden)	171,262	617,544
Telstra Group Ltd. (Australia)	232,209	613,447
Verizon Communications, Inc.	118,000	5,352,480
		23,825,304
Electric Utilities — 0.6%
American Electric Power Co., Inc.	28,700	3,136,049
Chubu Electric Power Co., Inc. (Japan)	79,100	857,620
Constellation Energy Corp.	15,500	3,125,265
Contact Energy Ltd. (New Zealand)	56,511	294,250
Enel SpA (Italy)	496,096	4,024,484
Entergy Corp.	9,432	806,342
Fortum OYJ (Finland)(a)	45,851	750,833
Iberdrola SA (Spain)	192,430	3,107,376
Kansai Electric Power Co., Inc. (The) (Japan)	95,100	1,128,650
NextEra Energy, Inc.	37,572	2,663,479
NRG Energy, Inc.	34,200	3,264,732
OGE Energy Corp.	26,000	1,194,960
PG&E Corp.	142,909	2,455,177
Southern Co. (The)	18,289	1,681,673
SSE PLC (United Kingdom)	68,668	1,414,449
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	371,900	1,070,589
		30,975,928
	Shares	Value

Common Stocks (continued)
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	61,015	$3,148,249
Acuity, Inc.	9,000	2,370,150
AMETEK, Inc.	3,937	677,715
Eaton Corp. PLC	9,153	2,488,060
Emerson Electric Co.	28,300	3,102,812
Fuji Electric Co. Ltd. (Japan)	10,282	439,553
Fujikura Ltd. (Japan)	32,900	1,218,448
Generac Holdings, Inc.*	4,664	590,696
Legrand SA (France)	12,418	1,315,111
Mitsubishi Electric Corp. (Japan)	28,500	525,605
Rockwell Automation, Inc.	5,400	1,395,252
Schneider Electric SE	30,911	7,135,662
Sensata Technologies Holding PLC(a)	10,000	242,700
Siemens Energy AG (Germany)*	32,123	1,904,316
		26,554,329
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	20,075	919,034
Halma PLC (United Kingdom)	27,502	922,736
Hexagon AB (Sweden) (Class B Stock)	89,276	954,339
Keyence Corp. (Japan)	11,408	4,485,742
Murata Manufacturing Co. Ltd. (Japan)	12,900	198,982
TDK Corp. (Japan)	43,500	455,840
Vontier Corp.	13,500	443,475
Zebra Technologies Corp. (Class A Stock)*	7,800	2,203,968
		10,584,116
Energy Equipment & Services — 0.1%
Baker Hughes Co.	78,754	3,461,238
Schlumberger NV	83,100	3,473,580
TechnipFMC PLC (United Kingdom)	16,038	508,244
		7,443,062
Entertainment — 0.7%
CTS Eventim AG & Co. KGaA (Germany)	9,672	970,318
Konami Group Corp. (Japan)	10,400	1,228,056
Live Nation Entertainment, Inc.*	7,500	979,350
Netflix, Inc.*	11,148	10,395,845
Nintendo Co. Ltd. (Japan)	36,400	2,474,388
Sea Ltd. (Singapore), ADR*	28,464	3,714,267
Spotify Technology SA*	14,026	7,714,721
Tencent Music Entertainment Group (China), ADR	25,474	367,080
Universal Music Group NV (Netherlands)	5,915	163,331
Walt Disney Co. (The)	67,289	6,641,424
		34,648,780
Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	1,457	2,233,284
Berkshire Hathaway, Inc. (Class B Stock)*	28,400	15,125,272
Eurazeo SE (France)	4,950	366,582
EXOR NV (Netherlands)	6,227	565,494

A4

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
Fidelity National Information Services, Inc.	36,400	$2,718,352
Global Payments, Inc.	18,000	1,762,560
Industrivarden AB (Sweden) (Class A Stock)	5,270	193,630
Industrivarden AB (Sweden) (Class C Stock)	7,039	258,593
Investor AB (Sweden) (Class B Stock)	65,019	1,939,133
M&G PLC (United Kingdom)	47,401	122,103
Mastercard, Inc. (Class A Stock)	25,502	13,978,156
ORIX Corp. (Japan)	95,000	1,983,496
PayPal Holdings, Inc.*	49,800	3,249,450
Toast, Inc. (Class A Stock)*	20,831	690,964
Visa, Inc. (Class A Stock)	23,819	8,347,607
		53,534,676
Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	47,035	1,166,063
Conagra Brands, Inc.	103,900	2,771,013
Danone SA (France)	20,133	1,539,878
General Mills, Inc.	7,500	448,425
Ingredion, Inc.	12,900	1,744,209
JDE Peet’s NV (Netherlands)	24,575	537,296
Kraft Heinz Co. (The)	8,700	264,741
Mondelez International, Inc. (Class A Stock)(a)	20,232	1,372,741
Nestle SA	92,479	9,345,616
WH Group Ltd. (Hong Kong), 144A	1,870,000	1,717,042
Wilmar International Ltd. (China)	353,600	876,802
Yamazaki Baking Co. Ltd. (Japan)	68,100	1,306,041
		23,089,867
Gas Utilities — 0.0%
National Fuel Gas Co.	16,400	1,298,716
Osaka Gas Co. Ltd. (Japan)	25,900	586,048
Snam SpA (Italy)	85,090	441,664
		2,326,428
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	10,680	1,040,873
Central Japan Railway Co. (Japan)	39,000	743,892
CSX Corp.	92,822	2,731,751
East Japan Railway Co. (Japan)	7,000	137,974
Ryder System, Inc.	2,700	388,287
Tokyo Metro Co. Ltd. (Japan)	71,736	871,743
Uber Technologies, Inc.*	31,203	2,273,451
Union Pacific Corp.	26,548	6,271,699
West Japan Railway Co. (Japan)	45,587	889,287
		15,348,957
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	30,974	4,108,701
Alcon AG	4,912	466,075
Boston Scientific Corp.*	19,114	1,928,220
Demant A/S (Denmark)*	10,138	340,698
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Dexcom, Inc.*	38,400	$2,622,336
Edwards Lifesciences Corp.*	29,590	2,144,683
EssilorLuxottica SA (France)	13,193	3,801,809
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	58,183	1,110,388
GE HealthCare Technologies, Inc.	15,077	1,216,865
Getinge AB (Sweden) (Class B Stock)	12,180	262,525
Hoya Corp. (Japan)	25,000	2,821,462
Insulet Corp.*	1,776	466,395
Intuitive Surgical, Inc.*	6,600	3,268,782
Koninklijke Philips NV (Netherlands)*	5,232	133,197
Medtronic PLC	63,595	5,714,647
Olympus Corp. (Japan)	31,500	412,358
Siemens Healthineers AG (Germany), 144A	8,111	437,591
Sonova Holding AG (Switzerland)	875	255,483
STERIS PLC	7,600	1,722,540
Stryker Corp.	14,729	5,482,870
Sysmex Corp. (Japan)	12,600	240,534
Terumo Corp. (Japan)	44,300	833,551
		39,791,710
Health Care Providers & Services — 0.5%
Centene Corp.*	55,900	3,393,689
Cigna Group (The)	5,100	1,677,900
Elevance Health, Inc.	800	347,968
Encompass Health Corp.	5,820	589,450
Fresenius Medical Care AG (Germany)	27,711	1,378,899
Humana, Inc.	1,200	317,520
Labcorp Holdings, Inc.	2,400	558,576
McKesson Corp.	5,100	3,432,249
Sonic Healthcare Ltd. (Australia)	39,947	648,614
Tenet Healthcare Corp.*	20,100	2,703,450
UnitedHealth Group, Inc.	20,249	10,605,414
		25,653,729
Health Care REITs — 0.5%
American Healthcare REIT, Inc.(a)	135,270	4,098,681
Global Medical REIT, Inc.	232,320	2,032,800
Healthcare Realty Trust, Inc.(a)	110,762	1,871,878
Healthpeak Properties, Inc.	34,000	687,480
National Health Investors, Inc.	35,492	2,621,439
Ventas, Inc.	15,200	1,045,152
Welltower, Inc.	95,560	14,640,747
		26,998,177
Health Care Technology — 0.1%
Pro Medicus Ltd. (Australia)	5,598	708,570
Veeva Systems, Inc. (Class A Stock)*	10,900	2,524,767
		3,233,337
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	15,230	1,392,631
Sunstone Hotel Investors, Inc.(a)	192,321	1,809,741
		3,202,372

A5

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	4,068	$185,522
Amadeus IT Group SA (Spain)	14,340	1,098,200
Aristocrat Leisure Ltd. (Australia)	39,759	1,607,978
Booking Holdings, Inc.	1,200	5,528,292
Cava Group, Inc.*	8,000	691,280
Chipotle Mexican Grill, Inc.*	50,355	2,528,325
Compass Group PLC (United Kingdom)	177,368	5,866,678
Darden Restaurants, Inc.	18,700	3,885,112
Entain PLC (United Kingdom)	22,185	167,617
Expedia Group, Inc.	14,400	2,420,640
Galaxy Entertainment Group Ltd. (Macau)	117,000	457,235
Indian Hotels Co. Ltd. (The) (India)	35,913	329,085
InterContinental Hotels Group PLC (United Kingdom)	8,825	950,190
MakeMyTrip Ltd. (India)*	10,441	1,023,114
Marriott International, Inc. (Class A Stock)	5,377	1,280,801
Marriott Vacations Worldwide Corp.	10,800	693,792
McDonald’s Corp.	12,527	3,913,059
Meituan (China) (Class B Stock), 144A*	53,798	1,082,549
Oriental Land Co. Ltd. (Japan)	18,500	364,833
Royal Caribbean Cruises Ltd.(a)	3,100	636,864
Sands China Ltd. (Macau)*	135,600	272,025
Sodexo SA (France)	2,076	133,340
Starbucks Corp.	26,300	2,579,767
Texas Roadhouse, Inc.	3,629	604,700
Yum! Brands, Inc.	18,000	2,832,480
Zensho Holdings Co. Ltd. (Japan)	9,600	517,674
Zomato Ltd. (India)*	326,321	766,558
		42,417,710
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	544,186	1,123,898
Garmin Ltd.(a)	5,900	1,281,067
Panasonic Holdings Corp. (Japan)	54,100	645,386
PulteGroup, Inc.	4,000	411,200
SharkNinja, Inc.*	3,521	293,687
Sony Group Corp. (Japan)	315,700	7,988,159
		11,743,397
Household Products — 0.3%
Colgate-Palmolive Co.	46,800	4,385,160
Essity AB (Sweden) (Class B Stock)(a)	57,098	1,622,224
Henkel AG & Co. KGaA (Germany)	4,310	310,518
Kimberly-Clark Corp.	4,600	654,212
Procter & Gamble Co. (The)(a)	31,026	5,287,451
Reckitt Benckiser Group PLC (United Kingdom)	34,815	2,354,209
		14,613,774
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	63,000	782,460
Clearway Energy, Inc. (Class C Stock)	9,800	296,646
RWE AG (Germany)	28,444	1,015,580
	Shares	Value

Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Corp.	5,080	$596,595
		2,691,281
Industrial Conglomerates — 0.4%
3M Co.	36,355	5,339,095
DCC PLC (United Kingdom)	1,868	124,842
Hitachi Ltd. (Japan)	179,900	4,223,945
Honeywell International, Inc.	4,900	1,037,575
Lifco AB (Sweden) (Class B Stock)	4,381	155,411
Siemens AG (Germany)	48,843	11,280,111
Smiths Group PLC (United Kingdom)	45,170	1,133,450
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	72,000	635,464
		23,929,893
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	151,860	3,258,915
First Industrial Realty Trust, Inc.	61,995	3,345,250
Goodman Group (Australia)	23,130	415,106
Prologis, Inc.	163,958	18,328,865
STAG Industrial, Inc.	47,016	1,698,218
		27,046,354
Insurance — 1.6%
Admiral Group PLC (United Kingdom)	21,117	779,642
AIA Group Ltd. (Hong Kong)	458,000	3,467,002
Allianz SE (Germany)	14,449	5,529,775
Allstate Corp. (The)	15,500	3,209,585
Arthur J. Gallagher & Co.	8,376	2,891,730
ASR Nederland NV (Netherlands)	39,703	2,282,432
Aviva PLC (United Kingdom)	16,883	121,677
AXA SA (France)	159,695	6,823,092
Axis Capital Holdings Ltd.	5,237	524,957
Chubb Ltd.	7,186	2,170,100
Dai-ichi Life Holdings, Inc. (Japan)	94,400	720,794
Fairfax Financial Holdings Ltd. (Canada)	709	1,024,708
Fidelity National Financial, Inc.	29,600	1,926,368
First American Financial Corp.	7,500	492,225
Generali (Italy)	6,700	235,365
Hannover Rueck SE (Germany)	3,351	998,792
Insurance Australia Group Ltd. (Australia)	268,217	1,304,753
Japan Post Holdings Co. Ltd. (Japan)	89,100	893,443
Kemper Corp.	6,300	421,155
Markel Group, Inc.*(a)	508	949,762
Marsh & McLennan Cos., Inc.	17,800	4,343,734
Medibank Private Ltd. (Australia)	197,283	551,375
MetLife, Inc.	63,540	5,101,627
MS&AD Insurance Group Holdings, Inc. (Japan)	66,000	1,435,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	8,445	5,334,884
NN Group NV (Netherlands)	20,825	1,158,823
Phoenix Group Holdings PLC (United Kingdom)	54,558	404,998

A6

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Poste Italiane SpA (Italy), 144A	38,230	$682,035
Progressive Corp. (The)	23,754	6,722,620
Prudential PLC (Hong Kong)	164,833	1,778,717
QBE Insurance Group Ltd. (Australia)	319,038	4,408,199
RenaissanceRe Holdings Ltd. (Bermuda)	1,409	338,160
Sampo OYJ (Finland) (Class A Stock)	24,225	232,153
Sompo Holdings, Inc. (Japan)	12,100	368,460
Suncorp Group Ltd. (Australia)	88,402	1,070,696
Swiss Life Holding AG (Switzerland)	678	618,546
Swiss Re AG	8,989	1,529,738
T&D Holdings, Inc. (Japan)	49,300	1,055,170
Talanx AG (Germany)	8,913	937,436
Tokio Marine Holdings, Inc. (Japan)	74,900	2,913,822
Travelers Cos., Inc. (The)	11,184	2,957,721
Unipol Assicurazioni SpA (Italy)	32,816	525,316
Unum Group	3,400	276,964
Zurich Insurance Group AG (Switzerland)	4,848	3,383,943
		84,897,852
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)	153,593	23,751,622
Alphabet, Inc. (Class C Stock)	85,600	13,373,288
Diamond Sports Group, LLC*	13,139	238,151
LY Corp. (Japan)	109,600	371,123
Meta Platforms, Inc. (Class A Stock)	55,384	31,921,122
Pinterest, Inc. (Class A Stock)*	12,000	372,000
REA Group Ltd. (Australia)	5,601	777,108
Scout24 SE (Germany), 144A	8,918	933,915
Tencent Holdings Ltd. (China)	20,425	1,305,075
		73,043,404
IT Services — 0.4%
Accenture PLC (Ireland) (Class A Stock)	4,700	1,466,588
Akamai Technologies, Inc.*	6,600	531,300
Capgemini SE (France)	747	112,243
Cognizant Technology Solutions Corp. (Class A Stock)	47,100	3,603,150
Fujitsu Ltd. (Japan)	43,800	871,659
International Business Machines Corp.(a)	12,534	3,116,704
Kyndryl Holdings, Inc.*	32,000	1,004,800
NEC Corp. (Japan)	20,000	426,015
NEXTDC Ltd. (Australia)*	62,678	448,930
Nomura Research Institute Ltd. (Japan)	5,700	185,548
NTT Data Group Corp. (Japan)	16,800	304,333
Obic Co. Ltd. (Japan)	14,000	403,662
Otsuka Corp. (Japan)	14,000	303,120
SCSK Corp. (Japan)	12,000	296,732
Shopify, Inc. (Canada) (Class A Stock)*	23,277	2,222,488
Snowflake, Inc. (Class A Stock)*	21,100	3,083,976
TIS, Inc. (Japan)	21,600	597,735
Wix.com Ltd. (Israel)*	5,000	816,900
		19,795,883
	Shares	Value

Common Stocks (continued)
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	39,600	$1,328,480
Hasbro, Inc.	12,451	765,612
		2,094,092
Life Sciences Tools & Services — 0.2%
Danaher Corp.	23,600	4,838,000
Lonza Group AG (Switzerland)	1,879	1,160,790
Thermo Fisher Scientific, Inc.	12,600	6,269,760
		12,268,550
Machinery — 0.8%
Alfa Laval AB (Sweden)	29,168	1,250,582
Allison Transmission Holdings, Inc.	34,764	3,325,872
Alstom SA (France)*	42,822	948,537
Atlas Copco AB (Sweden) (Class A Stock)	113,232	1,808,704
Atlas Copco AB (Sweden) (Class B Stock)	51,387	722,610
Caterpillar, Inc.	4,622	1,524,336
Cummins, Inc.	8,200	2,570,208
Daifuku Co. Ltd. (Japan)	46,000	1,130,750
Daimler Truck Holding AG (Germany)	3,520	142,594
Deere & Co.	5,472	2,568,283
Dover Corp.	9,000	1,581,120
Epiroc AB (Sweden) (Class B Stock)	15,306	269,589
FANUC Corp. (Japan)	34,200	931,805
Flowserve Corp.	24,500	1,196,580
Gates Industrial Corp. PLC*	22,390	412,200
GEA Group AG (Germany)	15,701	954,447
ITT, Inc.	5,200	671,632
Knorr-Bremse AG (Germany)	8,344	759,345
Komatsu Ltd. (Japan)	22,500	658,870
Kone OYJ (Finland) (Class B Stock)	13,183	727,381
Makita Corp. (Japan)	32,000	1,060,271
MINEBEA MITSUMI, Inc. (Japan)	67,500	986,614
Mitsubishi Heavy Industries Ltd. (Japan)	167,700	2,880,012
Oshkosh Corp.	8,900	837,312
Parker-Hannifin Corp.	3,638	2,211,358
Pentair PLC	28,600	2,501,928
Rational AG (Germany)	1,243	1,035,613
Sandvik AB (Sweden)	53,392	1,122,914
Schindler Holding AG (Switzerland)	920	278,808
Schindler Holding AG (Switzerland) (Part. Cert.)	2,586	810,482
Trelleborg AB (Sweden) (Class B Stock)	8,400	312,410
Volvo AB (Sweden) (Class B Stock)(a)	42,429	1,244,797
Wartsila OYJ Abp (Finland)	70,792	1,263,174
Yangzijiang Shipbuilding Holdings Ltd. (China)	357,300	627,072
		41,328,210
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	126	215,839

A7

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Marine Transportation (cont’d.)
AP Moller - Maersk A/S (Denmark) (Class B Stock)	551	$958,976
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	92,400	1,255,938
Kirby Corp.*	9,354	944,848
Nippon Yusen KK (Japan)	4,200	138,802
SITC International Holdings Co. Ltd. (China)	270,000	733,861
		4,248,264
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	2,100	773,913
Comcast Corp. (Class A Stock)	88,500	3,265,650
Informa PLC (United Kingdom)	61,616	617,818
Publicis Groupe SA (France)	16,901	1,594,587
WPP PLC (United Kingdom)	28,143	213,859
		6,465,827
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)(a)	8,436	914,547
Anglo American PLC (South Africa)	22,276	624,360
ArcelorMittal SA (Luxembourg)	24,214	699,459
ATI, Inc.*	18,600	967,758
BHP Group Ltd. (Australia)	198,475	4,815,627
BlueScope Steel Ltd. (Australia)	64,764	867,445
Boliden AB (Sweden)	33,542	1,100,602
First Quantum Minerals Ltd. (Zambia)*	62,414	839,242
Fortescue Ltd. (Australia)	136,673	1,322,862
Freeport-McMoRan, Inc.	39,500	1,495,470
Glencore PLC (Australia)*	557,318	2,039,858
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	91,162	774,121
Lundin Mining Corp. (Chile)	104,010	842,748
Nippon Steel Corp. (Japan)(a)	52,700	1,127,836
Northern Star Resources Ltd. (Australia)	147,042	1,697,626
Rio Tinto Ltd. (Australia)	13,207	958,298
Rio Tinto PLC (Australia)	47,873	2,872,869
South32 Ltd. (Australia)	129,850	261,588
		24,222,316
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	38,400	439,680
Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	881,585	1,706,971
CMS Energy Corp.	4,900	368,039
DTE Energy Co.	12,200	1,686,894
E.ON SE (Germany)	288,257	4,351,167
Engie SA (France)	135,103	2,632,594
National Grid PLC (United Kingdom)	168,420	2,196,909
NiSource, Inc.	101,971	4,088,017
Sembcorp Industries Ltd. (Singapore)	139,700	653,784
Sempra	19,600	1,398,656
Veolia Environnement SA (France)	67,433	2,319,144
		21,402,175
	Shares	Value

Common Stocks (continued)
Office REITs — 0.1%
Dexus (Australia)	55,220	$245,558
Kilroy Realty Corp.(a)	72,113	2,362,422
Nippon Building Fund, Inc. (Japan)	729	619,205
Piedmont Office Realty Trust, Inc. (Class A Stock)	170,683	1,257,934
SL Green Realty Corp.(a)	30,227	1,744,098
		6,229,217
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp.*	12,400	501,456
ARC Resources Ltd. (Canada)	46,446	933,729
BP PLC	303,161	1,701,174
Cameco Corp. (Canada)	6,884	283,346
Cenovus Energy, Inc. (Canada)	151,612	2,107,112
Cheniere Energy, Inc.	13,698	3,169,717
Chevron Corp.(a)	56,937	9,524,991
ConocoPhillips	47,000	4,935,940
Devon Energy Corp.	8,000	299,200
ENEOS Holdings, Inc. (Japan)	264,000	1,392,339
Eni SpA (Italy)	47,262	730,979
EOG Resources, Inc.	6,900	884,856
Equinor ASA (Norway)	55,724	1,471,601
Expand Energy Corp.	7,084	788,591
Exxon Mobil Corp.	87,071	10,355,354
Idemitsu Kosan Co. Ltd. (Japan)	124,300	879,211
Inpex Corp. (Japan)	115,700	1,604,851
Occidental Petroleum Corp.	26,000	1,283,360
OMV AG (Austria)	13,302	685,005
Phillips 66	9,000	1,111,320
Repsol SA (Spain)	50,432	669,612
Shell PLC	411,862	14,991,912
Shell PLC, ADR	40,669	2,980,224
TotalEnergies SE (France)	103,915	6,695,554
Valero Energy Corp.	24,300	3,209,301
Williams Cos., Inc. (The)	57,752	3,451,260
		76,641,995
Passenger Airlines — 0.1%
American Airlines Group, Inc.*	24,300	256,365
ANA Holdings, Inc. (Japan)	17,400	321,182
Qantas Airways Ltd. (Australia)	510,016	2,907,673
Singapore Airlines Ltd. (Singapore)	36,000	181,349
United Airlines Holdings, Inc.*	36,700	2,534,135
		6,200,704
Personal Care Products — 0.3%
L’Oreal SA (France)	8,814	3,276,102
Unilever PLC (United Kingdom) (XLON)	89,646	5,348,915
Unilever PLC (United Kingdom) (XAMS)	31,574	1,881,240
Unilever PLC (United Kingdom), ADR	57,645	3,432,759
		13,939,016
Pharmaceuticals — 1.9%
Astellas Pharma, Inc. (Japan)	82,800	806,017
AstraZeneca PLC (United Kingdom)	71,737	10,534,208

A8

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	25,328	$1,861,608
Bristol-Myers Squibb Co.	35,970	2,193,810
Chugai Pharmaceutical Co. Ltd. (Japan)	18,900	865,839
Daiichi Sankyo Co. Ltd. (Japan)	25,700	612,017
Elanco Animal Health, Inc.*	230,400	2,419,200
Eli Lilly & Co.	18,976	15,672,468
Galderma Group AG (Switzerland)*	10,146	1,073,088
GSK PLC	181,190	3,462,578
Haleon PLC	266,679	1,346,784
Hikma Pharmaceuticals PLC (Jordan)	45,991	1,161,829
Ipsen SA (France)	7,437	856,598
Johnson & Johnson	26,500	4,394,760
Merck & Co., Inc.	64,500	5,789,520
Merck KGaA (Germany)	2,812	386,959
Novartis AG	78,316	8,698,543
Novo Nordisk A/S (Denmark) (Class B Stock)	128,600	8,793,454
Ono Pharmaceutical Co. Ltd. (Japan)	16,000	172,138
Orion OYJ (Finland) (Class B Stock)	19,120	1,135,670
Otsuka Holdings Co. Ltd. (Japan)	24,600	1,281,906
Pfizer, Inc.	119,200	3,020,528
Recordati Industria Chimica e Farmaceutica SpA (Italy)	5,314	301,133
Roche Holding AG	27,785	9,144,811
Sanofi SA	77,259	8,554,263
Sanofi SA, ADR	26,049	1,444,678
Shionogi & Co. Ltd. (Japan)	98,100	1,480,792
Takeda Pharmaceutical Co. Ltd. (Japan)	62,300	1,846,496
UCB SA (Belgium)	8,732	1,537,398
		100,849,093
Professional Services — 0.4%
Automatic Data Processing, Inc.	15,900	4,857,927
Bureau Veritas SA (France)	13,433	407,559
Computershare Ltd. (Australia)	77,789	1,917,424
Dun & Bradstreet Holdings, Inc.	112,100	1,002,174
Experian PLC	10,737	497,502
Intertek Group PLC (United Kingdom)	11,181	727,037
ManpowerGroup, Inc.	4,800	277,824
Recruit Holdings Co. Ltd. (Japan)	56,900	2,948,061
RELX PLC (United Kingdom)	45,798	2,300,465
Science Applications International Corp.	14,800	1,661,596
SGS SA (Switzerland)	5,023	500,486
Wolters Kluwer NV (Netherlands)	11,342	1,765,908
		18,863,963
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	5,200	680,056
Daito Trust Construction Co. Ltd. (Japan)	11,600	1,186,961
Daiwa House Industry Co. Ltd. (Japan)	25,300	836,786
Henderson Land Development Co. Ltd. (Hong Kong)	44,000	126,557
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Hongkong Land Holdings Ltd. (Hong Kong)	40,500	$174,571
Jones Lang LaSalle, Inc.*	12,200	3,024,502
KE Holdings, Inc. (China), ADR(a)	45,902	922,171
LEG Immobilien SE (Germany)	9,610	679,289
Mitsubishi Estate Co. Ltd. (Japan)	16,000	261,535
Mitsui Fudosan Co. Ltd. (Japan)	96,500	864,165
Sumitomo Realty & Development Co. Ltd. (Japan)	27,700	1,040,786
Sun Hung Kai Properties Ltd. (Hong Kong)	13,000	123,859
Swiss Prime Site AG (Switzerland)	2,525	309,864
Vonovia SE (Germany)	28,306	761,724
Zillow Group, Inc. (Class C Stock)*	5,300	363,368
		11,356,194
Residential REITs — 0.4%
American Homes 4 Rent (Class A Stock)	64,967	2,456,402
AvalonBay Communities, Inc.	1,780	382,024
Camden Property Trust	2,400	293,520
Essex Property Trust, Inc.	24,943	7,646,775
Mid-America Apartment Communities, Inc.	32,134	5,385,016
UDR, Inc.	52,372	2,365,643
Veris Residential, Inc.	184,941	3,129,202
		21,658,582
Retail REITs — 0.6%
Agree Realty Corp.(a)	86,393	6,668,676
Brixmor Property Group, Inc.	86,081	2,285,451
Curbline Properties Corp.	71,929	1,739,962
Kimco Realty Corp.	51,200	1,087,488
Klepierre SA (France)	46,302	1,549,808
Realty Income Corp.	19,230	1,115,532
Regency Centers Corp.(a)	56,913	4,197,903
Scentre Group (Australia)	531,111	1,123,722
Simon Property Group, Inc.	48,089	7,986,621
Urban Edge Properties	69,837	1,326,903
Vicinity Ltd. (Australia)	545,555	755,426
		29,837,492
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	19,300	1,982,882
Advantest Corp. (Japan)	46,900	2,090,638
Analog Devices, Inc.	19,200	3,872,064
Applied Materials, Inc.	11,400	1,654,368
ASE Technology Holding Co. Ltd. (Taiwan), ADR	47,804	418,763
ASM International NV (Netherlands)	2,419	1,102,322
ASML Holding NV (Netherlands) (XAMS)	14,193	9,392,555
ASML Holding NV (Netherlands) (XNGS)	1,687	1,117,857
Broadcom, Inc.	120,621	20,195,574
Disco Corp. (Japan)	1,800	367,599
Infineon Technologies AG (Germany)	60,803	2,026,862

A9

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	45,502	$3,307,995
Lasertec Corp. (Japan)	12,500	1,074,380
Marvell Technology, Inc.	41,896	2,579,537
MediaTek, Inc. (Taiwan)	16,732	721,157
Micron Technology, Inc.(a)	7,305	634,731
Nova Ltd. (Israel)*	2,347	435,739
NVIDIA Corp.	540,905	58,623,284
NXP Semiconductors NV (China)	11,900	2,261,714
QUALCOMM, Inc.	39,000	5,990,790
Renesas Electronics Corp. (Japan)	38,700	519,069
SCREEN Holdings Co. Ltd. (Japan)	12,700	828,567
STMicroelectronics NV (Singapore)	28,509	625,132
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	35,026	5,814,316
Teradyne, Inc.	13,100	1,082,060
Tokyo Electron Ltd. (Japan)	16,500	2,262,688
		130,982,643
Software — 2.4%
Adobe, Inc.*	2,400	920,472
AppLovin Corp. (Class A Stock)*	1,535	406,729
Atlassian Corp. (Class A Stock)*	12,800	2,716,288
Autodesk, Inc.*	12,500	3,272,500
CyberArk Software Ltd.*	7,597	2,567,786
Dassault Systemes SE (France)	22,720	865,012
DocuSign, Inc.*	3,915	318,681
Dynatrace, Inc.*	7,900	372,485
Five9, Inc.*	9,000	244,350
Fortinet, Inc.*(a)	20,700	1,992,582
Gen Digital, Inc.	32,900	873,166
HubSpot, Inc.*	4,400	2,513,676
Intuit, Inc.	10,911	6,699,245
Microsoft Corp.	170,882	64,147,394
Nice Ltd. (Israel)*	3,490	538,716
Oracle Corp.	25,484	3,562,918
Palantir Technologies, Inc. (Class A Stock)*	32,500	2,743,000
Palo Alto Networks, Inc.*	23,600	4,027,104
Sage Group PLC (The) (United Kingdom)	48,904	767,809
Salesforce, Inc.	27,963	7,504,151
SAP SE (Germany)	47,734	12,790,310
ServiceNow, Inc.*	1,100	875,754
Teradata Corp.*	29,000	651,920
Xero Ltd. (New Zealand)*	25,055	2,448,964
Zoom Communications, Inc. (Class A Stock)*	37,800	2,788,506
		126,609,518
Specialized REITs — 0.9%
American Tower Corp.	4,500	979,200
Crown Castle, Inc.	19,600	2,042,908
Digital Realty Trust, Inc.	30,997	4,441,560
EPR Properties	68,843	3,621,830
Equinix, Inc.	20,470	16,690,214
Extra Space Storage, Inc.	44,237	6,568,752
Gaming & Leisure Properties, Inc.	10,014	509,713
	Shares	Value

Common Stocks (continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	52,228	$4,493,697
National Storage Affiliates Trust	33,397	1,315,842
Public Storage	19,572	5,857,704
VICI Properties, Inc.	84,156	2,745,169
		49,266,589
Specialty Retail — 0.6%
Avolta AG (Switzerland)	12,052	527,932
Bath & Body Works, Inc.	19,000	576,080
CarMax, Inc.*	3,800	296,096
Carvana Co.*	7,600	1,589,008
Fast Retailing Co. Ltd. (Japan)	8,000	2,381,531
Gap, Inc. (The)	21,500	443,115
Home Depot, Inc. (The)	15,400	5,643,946
Industria de Diseno Textil SA (Spain)	67,713	3,371,558
JD Sports Fashion PLC (United Kingdom)	628,251	555,522
Kingfisher PLC (United Kingdom)	63,071	207,756
Lowe’s Cos., Inc.	36,036	8,404,676
TJX Cos., Inc. (The)	22,022	2,682,280
Ulta Beauty, Inc.*(a)	4,400	1,612,776
Zalando SE (Germany), 144A*	36,697	1,272,847
ZOZO, Inc. (Japan)	61,200	586,162
		30,151,285
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	345,539	76,754,578
Canon, Inc. (Japan)	10,700	333,660
Hewlett Packard Enterprise Co.	75,800	1,169,594
Logitech International SA (Switzerland)	16,322	1,383,048
Ricoh Co. Ltd. (Japan)	48,500	513,041
Samsung Electronics Co. Ltd. (South Korea)	54,478	2,159,806
Seiko Epson Corp. (Japan)	49,000	785,007
Xiaomi Corp. (China) (Class B Stock), 144A*	398,610	2,522,296
		85,621,030
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	17,937	4,230,630
Amer Sports, Inc. (Finland)*	21,000	561,330
Asics Corp. (Japan)	130,100	2,759,105
Brunello Cucinelli SpA (Italy)	23,363	2,683,996
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	27,231	4,753,605
Deckers Outdoor Corp.*	16,500	1,844,865
Hermes International SCA (France)	2,442	6,425,195
LVMH Moet Hennessy Louis Vuitton SE (France)	8,342	5,166,022
Moncler SpA (Italy)	33,648	2,072,619
NIKE, Inc. (Class B Stock)	5,881	373,326
On Holding AG (Switzerland) (Class A Stock)*	27,003	1,185,972
Pandora A/S (Denmark)	18,557	2,844,070
PVH Corp.	11,200	723,968
Ralph Lauren Corp.	4,083	901,281
		36,525,984

A10

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco — 0.3%
Altria Group, Inc.	82,200	$4,933,644
British American Tobacco PLC (United Kingdom)	83,356	3,419,628
Imperial Brands PLC (United Kingdom)	109,565	4,054,111
Japan Tobacco, Inc. (Japan)	30,100	827,333
Philip Morris International, Inc.	10,700	1,698,411
		14,933,127
Trading Companies & Distributors — 0.4%
AddTech AB (Sweden) (Class B Stock)	14,658	429,297
AerCap Holdings NV (Ireland)	4,600	469,982
Ashtead Group PLC (United Kingdom)	13,382	723,522
Core & Main, Inc. (Class A Stock)*	6,669	322,179
Ferguson Enterprises, Inc.	6,850	1,087,100
ITOCHU Corp. (Japan)	57,200	2,655,393
Marubeni Corp. (Japan)	26,600	426,712
Mitsubishi Corp. (Japan)	221,200	3,905,233
Mitsui & Co. Ltd. (Japan)	55,500	1,046,354
MonotaRO Co. Ltd. (Japan)	33,700	629,541
Sumitomo Corp. (Japan)	32,000	730,171
Toyota Tsusho Corp. (Japan)	36,900	621,686
United Rentals, Inc.	2,500	1,566,750
W.W. Grainger, Inc.	1,500	1,481,745
WESCO International, Inc.	16,343	2,538,068
		18,633,733
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	3,083	723,284
Getlink SE (France)	25,017	432,066
Transurban Group (Australia), UTS	71,601	603,073
		1,758,423
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	83,200	1,314,199
SoftBank Corp. (Japan)	852,100	1,188,658
SoftBank Group Corp. (Japan)	15,700	803,054
Tele2 AB (Sweden) (Class B Stock)	41,515	559,340
T-Mobile US, Inc.	15,200	4,053,992
Vodafone Group PLC (United Kingdom)	2,067,636	1,942,795
		9,862,038

Total Common Stocks (cost $1,883,547,766)		2,092,691,644
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	174,187
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	338,100
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	14,293	1,137,253
	Shares	Value

Preferred Stocks (continued)
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	4,766	$1,111,051

Total Preferred Stocks (cost $2,922,210)		2,760,591
Unaffiliated Exchange-Traded Funds — 10.6%
Dimensional International Core Equity Market ETF(a)	2,452,000	76,575,960
Dimensional US Equity Market ETF(a)	2,626,300	158,838,624
Dimensional US Real Estate ETF(a)	460,100	10,936,577
iShares 0-3 Month Treasury Bond ETF	524,000	52,751,080
iShares Core MSCI EAFE ETF(a)	250,000	18,912,500
iShares Core S&P 500 ETF(a)	132,725	74,578,178
iShares Core U.S. Aggregate Bond ETF(a)	465,002	45,997,998
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	23,770	2,583,561
iShares iBoxx High Yield Corporate Bond ETF(a)	21,015	1,657,873
iShares JP Morgan USD Emerging Markets Bond ETF(a)	67,412	6,106,853
iShares MSCI EAFE ETF(a)	175,302	14,327,432
iShares Russell 1000 Growth ETF	17,239	6,224,831
iShares Russell 1000 Value ETF(a)	15,677	2,949,784
iShares TIPS Bond ETF	16,011	1,778,662
Vanguard Dividend Appreciation ETF	320,692	62,211,041
Vanguard Real Estate ETF(a)	275,281	24,923,942

Total Unaffiliated Exchange-Traded Funds (cost $571,351,770)		561,354,896
Unaffiliated Funds — 4.1%
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,691,667	33,430,500
Calamos Market Neutral Income Fund, (R6 Shares)	1,835,389	27,714,368
JPMorgan Hedged Equity Fund, (Institutional Shares)	972,382	30,610,592
Merger Fund (The), (Institutional Shares)	3,045,015	52,709,213
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,085,439	10,821,823
Victory Market Neutral Income Fund, (Institutional Shares)	6,038,850	52,537,993
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,221,928	9,897,616

Total Unaffiliated Funds (cost $217,122,102)		217,722,105

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	24,576	15,004
(cost $0)

A11

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 3.1%
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.673%(c)	07/21/37		9,000	$8,991,964
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.732%(c)	07/15/37		4,750	4,757,345
Ares European CLO DAC (Ireland),
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.636%(c)	04/15/38	EUR	250	270,323
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.506%(c)	04/15/39	EUR	250	270,367
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-18A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.019%(c)	01/18/35		5,000	4,984,963
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.636%(c)	01/20/38		4,850	4,854,039
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.295%(c)	01/15/39	EUR	3,050	3,299,139
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	10/15/34		4,525	4,518,707
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34		2,750	2,744,127
CIFC Funding Ltd. (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.455%(c)	03/31/38		4,000	3,999,952
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
5.745%(c)	07/20/34		8,750	8,737,676
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.411%(c)	08/26/32	EUR	4,639	5,006,553
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.833%(c)	04/17/37		7,250	7,267,443
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.723%(c)	07/20/37		3,000	2,998,519
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.123%(c)	07/25/37	EUR	1,500	$1,629,895
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.573%(c)	04/25/34	EUR	3,125	3,382,944
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.915%(c)	03/25/38		4,000	3,999,356
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.793%(c)	04/18/37		7,250	7,264,512
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.551%(c)	10/12/30		1,070	1,069,416
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.605%(c)	04/20/31		677	677,283
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.385%(c)	01/15/38	EUR	4,000	4,332,332
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.803%(c)	10/15/39	EUR	5,000	5,402,975
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		5,500	5,505,734
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.440%(c)	07/25/31		2,195	2,194,248
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	250	270,162
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.693%(c)	07/18/37		8,000	8,008,026
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
6.173%(c)	01/20/36		7,000	6,993,914
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.083%(c)	01/20/37		3,000	2,994,103
A12

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.226%(c)	02/20/30	EUR	4,898	$5,278,502
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.394%(c)	07/18/34	EUR	4,725	5,067,146
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		2,000	2,000,543
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	07/20/34		3,250	3,247,522
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.163%(c)	01/20/36		7,500	7,491,115
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		5,250	5,245,899
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
5.983%(c)	01/20/35		7,500	7,514,970
Voya CLO Ltd. (Cayman Islands),
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.643%(c)	07/20/37		9,000	9,003,474
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.675%(c)	07/20/32		2,901	2,904,635

Total Asset-Backed Securities (cost $165,092,164)				164,179,823
Corporate Bonds — 2.1%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		225	222,050
7.500%	02/01/29		175	178,063
7.875%	04/15/27		998	1,002,132
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	100	111,867
				1,514,112
Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		637	617,800
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29		325	317,275
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		565	$555,518
4.625%	04/15/29		140	132,520
				1,623,113
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,185	898,318
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	185,075
5.800%	03/08/29		200	198,124
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27		195	195,492
				1,477,009
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	50,359
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		650	641,837
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		160	162,134
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,525	1,454,813
				2,309,143
Banks — 0.4%
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	555,600
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	217,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	112,456
5.500%(ff)	09/08/29	EUR	100	115,933
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	800	881,329
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		275	237,181
5.162%(ff)	01/24/31		340	344,636
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	218,031

A13

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	200	$220,433
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	100	135,756
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		200	205,750
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		200	201,638
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	204,079
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
6.714%(ff)	10/19/29		400	421,013
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27		315	317,731
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	231,939
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	206,124
6.840%(ff)	09/13/34(a)		200	216,969
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	204,879
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		400	404,022
5.875%	04/30/29		1,000	1,031,333
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		150	130,301
3.980%(ff)	03/20/30		135	130,761
4.412%(ff)	03/31/31		140	136,373
4.542%(ff)	09/19/30		155	152,883
5.174%(ff)	02/13/30		95	96,123
5.449%(ff)	06/11/35		10	10,062
Commerzbank AG (Germany),
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	111,360
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		200	191,750
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	261,121
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		200	205,558
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
4.999%(ff)	09/11/30		150	149,256
6.819%(ff)	11/20/29		150	158,858
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		100	107,399
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	$354,394
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30		355	352,722
5.016%(ff)	10/23/35		35	34,038
5.049%(ff)	07/23/30		135	136,113
5.207%(ff)	01/28/31(a)		95	96,288
5.727%(ff)	04/25/30		160	165,162
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		200	176,250
6.500%(ff)	03/23/28(oo)		200	200,000
6.950%(ff)	03/11/34(oo)		200	199,500
Sr. Unsec’d. Notes
5.546%(ff)	03/04/30		215	219,447
Sub. Notes
5.874%(ff)	11/18/35		200	197,790
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	221,030
Sr. Preferred Notes, 144A
6.625%	06/20/33(a)		275	293,504
Sr. Preferred Notes, EMTN
5.250%	01/13/30	EUR	200	235,039
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	199,501
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	130,476
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	261,605
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		44	46,454
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	190,000
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		545	540,619
5.230%(ff)	01/15/31		75	76,188
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34		55	54,981
5.424%(ff)	07/21/34		80	80,884
5.831%(ff)	04/19/35		80	82,903
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	819,766
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,500
8.125%(ff)	11/10/33(oo)		200	209,952
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	84,047

A14

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	$198,007
6.833%(ff)	11/21/26		400	404,795
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	750	818,820
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
0.010%	05/23/23(d)		1,000	50,000
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	204,723
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	199,250
6.750%(ff)	02/08/28		200	206,700
7.018%(ff)	02/08/30(a)		200	213,656
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	561,243
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		35	35,739
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	750	828,447
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		25	25,551
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	217,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	100	121,700
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	1,000	1,090,535
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	200	220,990
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	112,996
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35		190	188,581
5.244%(ff)	01/24/31		95	96,571
5.499%(ff)	01/23/35		65	65,847
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34		5	5,083
				20,250,024
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		15	13,108
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
5.750%	03/02/63		65	$63,328
				76,436
Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	111,575
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		700	684,770
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,000	932,931
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		355	356,889
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		170	169,420
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	714,861
				2,970,446
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		450	387,055
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	43,585
				430,640
Commercial Services — 0.1%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		975	936,995
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	108,393
5.125%	06/14/33	EUR	200	229,218
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		205	202,991
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		155	159,455
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	337,177
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	107,699
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		180	177,203

A15

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	$22,091
3.875%	02/15/31	375	340,230
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	450	455,179
			3,076,631
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	775	686,682
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	210	227,666
			914,348
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,450	1,446,345
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	285	267,790
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27	50	48,377
4.250%	04/15/26	135	134,190
4.950%	01/15/28	145	144,065
5.150%	01/15/30	225	222,964
5.750%	03/01/29	370	376,889
5.750%	11/15/29	110	112,035
6.375%	05/04/28	260	269,064
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	180	175,829
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	74,834
5.500%	08/15/28	670	664,254
6.000%	01/15/27	225	224,948
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	400	370,788
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31	175	166,038
7.875%	12/15/29	250	260,689
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26	200	192,838
			3,705,592
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		50	$48,633
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		10	10,320
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	479,775
5.000%	02/01/31		925	883,274
5.125%	03/15/28		700	688,829
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	41,923
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		100	100,164
Duke Energy Progress LLC,
First Mortgage
5.050%	03/15/35		91	90,516
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		95	92,678
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(a)(oo)		115	110,074
Sr. Unsec’d. Notes
5.450%	06/15/29(a)		145	142,996
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	206,539
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		60	60,225
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	183,527
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		20	19,894
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		140	142,202
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,394
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	272,752
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		70	63,879
5.400%	06/01/33		235	236,353
5.650%	05/09/34		55	55,992
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	95,015

A16

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	$329,665
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	196,866
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		200	204,622
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	549,385
Gtd. Notes, 144A
3.375%	02/15/29		100	91,891
3.625%	02/15/31		1,175	1,042,050
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	165,385
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	41,099
5.800%	05/15/34		120	121,209
6.150%	01/15/33		55	56,617
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		36	35,487
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		50	46,856
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	23,409
5.450%	03/01/35(a)		24	23,788
5.900%	03/01/55		30	28,861
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		55	54,802
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,275	1,290,431
8.000%(ff)	10/15/26(oo)		1,375	1,412,530
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		450	481,326
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		130	132,541
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,363
5.700%	12/30/34		55	54,682
6.000%	04/15/34		90	91,380
				10,544,199
Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	113,385
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	$91,305
4.500%	07/11/35	EUR	100	112,364
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,025	948,509
				1,265,563
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		450	413,415
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		180	179,535
7.000%	02/15/30		225	227,787
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		275	275,610
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		450	432,014
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	296,015
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		225	219,416
7.125%	02/15/31		150	154,909
				2,198,701
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		140	144,200
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	184,291
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		650	608,037
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,380	1,646,887
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,454,939
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	50,582
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		350	326,132
4.375%	01/31/32		825	753,025

A17

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	100	$100,504
5.650%	05/01/45	20	20,043
5.700%	05/01/55	90	89,851
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	75	70,032
6.375%	03/01/33	365	360,200
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	160	161,016
			5,825,539
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	700	694,622
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	100	101,669
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	35	36,113
Gtd. Notes, Series 20-A
1.750%	01/15/31	135	113,739
			946,143
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32	135	115,697
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	700	654,125
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31	160	163,108
			932,930
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	725	668,199
6.875%	09/01/32	235	236,484
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	310	287,640
3.500%	07/15/51	60	39,579
4.625%	03/15/52	70	55,574
5.250%	06/15/49	5	4,391
5.450%	09/15/34	10	9,899
5.950%	09/15/54	35	33,572
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	550	482,787
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32		225	$219,397
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		200	187,581
6.750%	05/15/31(a)		550	558,122
				2,783,225
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)		1,325	1,325,866
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		985	860,004
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		325	315,346
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	849,573
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		105	100,886
				2,125,809
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		125	121,835
6.625%	05/15/32		65	63,306
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		475	416,913
				602,054
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		126	125,605
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		55	53,898
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	114,807
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54		15	14,041
				308,351

A18

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	200	$206,665
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		205	200,755
7.375%	05/01/33		145	139,095
				339,850
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		99	98,753
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		25	24,539
6.750%	02/01/32		200	197,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		275	274,021
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		275	274,986
5.625%	09/30/31		265	260,031
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		450	447,750
				1,577,080
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		570	525,792
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		700	694,352
6.125%	09/15/29		535	529,718
6.500%	04/15/32		300	294,301
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		375	372,694
				2,416,857
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		75	77,866
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		250	251,273
				329,139
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		250	221,494
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	$99,013
3.500%	06/01/41		120	83,170
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	58,723
4.800%	05/15/33		90	88,479
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		175	113,784
7.375%	07/01/28		300	213,358
7.750%	07/01/26		225	194,353
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400	1,475,081
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	391,667
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	558,478
				3,497,600
Mining — 0.0%
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	98,564
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		205	208,892
5.634%	04/04/34		75	75,173
6.125%	10/06/28		110	114,645
6.375%	10/06/30		20	21,177
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		80	80,801
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		425	411,381
				1,010,633
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	111,840
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		105	106,850
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28		150	153,182
6.000%	06/13/33		150	152,955

A19

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	53	$64,742
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	800	815,202
BP Capital Markets PLC,
Gtd. Notes
6.450%(ff)	12/01/33(oo)	145	147,537
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	125	129,131
8.625%	11/01/30	75	77,379
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	30	21,819
5.550%	03/15/54	40	38,754
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55	35	33,242
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	210	207,831
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54	25	23,537
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29	500	498,208
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45	30	22,762
5.375%	01/01/32	25	24,642
7.500%	05/01/31	1,200	1,322,763
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	210	209,756
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	375	381,944
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)	5,400	739,800
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32	600	526,440
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	75	80,513
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	10	9,386
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	88	87,670
			5,769,195
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)	550	$479,455
6.000%	06/15/29	450	456,007
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34	60	60,772
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	410	415,976
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	200	201,309
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	450	454,500
			2,068,019
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	180	149,225
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	250	245,101
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	25	18,219
5.000%	02/15/29	225	144,106
5.250%	01/30/30	150	88,875
5.250%	02/15/31	175	99,584
6.250%	02/15/29	450	301,073
7.000%	01/15/28	100	77,500
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	100	80,375
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54	135	133,029
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	115	102,340
2.800%	05/15/30	135	123,509
4.850%	12/15/29	235	236,172
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	186,926
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	174,544
			2,160,578
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	675	660,364
6.625%	02/01/32	135	137,301

A20

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	285	$277,735
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	20	20,796
6.036%	11/15/33	75	77,462
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77	100	97,000
7.375%(ff)	01/15/83	235	239,482
8.500%(ff)	01/15/84	40	44,083
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54	100	101,572
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,238,967
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	800,497
Sr. Unsec’d. Notes
5.550%	05/15/34	65	64,950
5.600%	09/01/34	40	40,068
5.750%	02/15/33	120	122,782
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	35	34,268
ONEOK, Inc.,
Gtd. Notes, 144A
6.500%	09/01/30	115	122,014
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	150	149,117
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	95	91,438
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	70	64,853
4.125%	08/15/31	45	40,884
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,605	1,519,076
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	81,274
			6,025,983
Real Estate — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28	750	764,143
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	1,185	1,146,745
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	$95,007
5.000%	11/23/30	EUR	100	115,422
				2,121,317
Real Estate Investment Trusts (REITs) — 0.1%
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	200	178,674
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	50,953
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	82,317
Realty Income Corp.,
Sr. Unsec’d. Notes
5.125%	07/06/34	EUR	200	232,374
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		415	414,394
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		725	661,257
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,244	1,322,239
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	102,491
				3,044,699
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.125%	06/15/29		190	190,713
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		236	243,730
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		950	1,005,415
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		800	737,337
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		425	389,929
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		200	200,201
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		500	497,245
				3,264,570

A21

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	$249,933
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	106,658
				356,591
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		130	115,783
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		90	80,351
				196,134
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	29,364
5.375%	09/27/54		40	36,376
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		20	20,413
				86,153
Telecommunications — 0.1%
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.750%	05/01/29		475	477,162
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		475	469,235
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		1,000	803,178
4.875%	06/15/29		50	42,369
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		100	110,647
10.750%	12/15/30		425	469,766
11.000%	11/15/29		1,791	1,997,898
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	960,862
8.750%	03/15/32		500	601,343
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	100	118,050
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	530	613,974
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		140	142,645
				6,807,129
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		220	$211,593
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		75	76,940
7.125%	02/01/32		135	138,477
				427,010

Total Corporate Bonds (cost $113,449,100)				110,720,311
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32		200	197,125
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%
9.411%(c)	11/17/28		300	290,812
				487,937
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		84	75,358
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%
9.675%(c)	02/01/27		73	71,430
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
6.855%(c)	02/07/28	EUR	2,163	2,335,071
Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.900%
10.191%(c)	05/25/27		908	886,051

Total Floating Rate and Other Loans (cost $3,759,915)				3,855,847
Sovereign Bonds — 0.7%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	2,013	1,170,291
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		200	203,626
7.500%	02/12/36		200	208,500
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/10/26	EUR	8,000	8,643,249
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	776,700
3.750%	01/14/32	EUR	121	130,576

A22

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		400	$312,000
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		350	354,375
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	26,100	1,189,111
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	6,150	273,248
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		450	409,891
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		236	238,360
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		200	163,679
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	185,600
French Republic Government Bond OAT (France),
Bonds, 144A
4.750%	04/25/35	EUR	2,255	2,710,571
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	433,790	1,141,916
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 6Y
4.000%	07/25/29	EUR	500	549,246
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.875%	01/15/33	EUR	166	177,028
5.600%	01/15/35(a)		700	718,200
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		800	792,400
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	291,300	1,826,247
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	221,200	1,055,330
Bonds, Series 84
2.100%	09/20/54	JPY	147,950	907,187
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	269,500	1,619,004
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	548,830
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	25,000	1,147,918
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.625%	02/04/32	EUR	699	$742,980
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,100	1,483,902
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,050	1,439,117
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		200	188,150
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
3.450%	10/31/34	EUR	1,249	1,364,294
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	41,300	1,299,809
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		450	417,208
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	2,880	2,499,257
4.375%	07/31/54	GBP	900	1,005,250
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	140,000

Total Sovereign Bonds (cost $37,993,226)				38,033,050
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		1,701	1,651,519
5.000%	09/01/52		1,793	1,762,948
6.000%	09/01/53		1,489	1,513,876
6.000%	10/01/54		390	398,579
6.500%	01/01/54		487	502,339
Federal National Mortgage Assoc.
2.500%	07/01/50		1,188	1,004,596
2.500%	08/01/51		2,029	1,705,166
3.000%	07/01/52		2,918	2,555,357
5.500%	12/01/52		1,656	1,658,441
6.000%	09/01/53		2,148	2,202,930
Government National Mortgage Assoc.
5.500%	12/20/52		1,220	1,225,555

Total U.S. Government Agency Obligations (cost $16,211,582)				16,181,306
U.S. Treasury Obligations — 7.0%
U.S. Treasury Bonds
1.625%	11/15/50(h)(k)		40,585	22,087,117
3.000%	11/15/44(h)		4,690	3,694,108
4.125%	08/15/44(h)		4,135	3,874,624
4.500%	11/15/54		3,566	3,513,624
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26		11,179	11,125,026

A23

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.125%	04/15/27	6,177	$6,059,349
0.125%	01/15/30	20,471	19,256,796
0.125%	01/15/31	3,485	3,218,150
0.125%	01/15/32	762	689,537
0.125%	02/15/51	3,189	1,832,716
0.125%	02/15/52	1,489	842,918
0.250%	07/15/29	1,285	1,231,090
0.250%	02/15/50	2,527	1,541,078
0.375%	01/15/27	651	644,078
0.500%	01/15/28	23,886	23,453,939
0.625%	07/15/32	2,239	2,089,611
0.625%	02/15/43	5,893	4,529,778
0.750%	02/15/42	4,822	3,869,198
0.750%	02/15/45	751	570,044
0.875%	01/15/29	3,484	3,427,722
0.875%	02/15/47	1,257	950,776
1.000%	02/15/46	4,587	3,615,838
1.000%	02/15/48	1,846	1,417,829
1.250%	04/15/28	5,179	5,178,699
1.375%	07/15/33	10,972	10,701,349
1.375%	02/15/44	1,063	924,966
1.500%	02/15/53	5,767	4,796,232
1.750%	01/15/28	281	285,041
1.750%	01/15/34	9,704	9,685,049
1.875%	07/15/34	4,920	4,965,189
2.125%	04/15/29	13,675	14,081,015
2.125%	01/15/35	5,285	5,423,785
2.125%	02/15/54	450	431,775
2.375%	01/15/27	11,909	12,209,326
2.375%	02/15/55	1,253	1,268,005
2.500%	01/15/29	815	851,092
3.375%	04/15/32	17,464	19,517,263
3.875%	04/15/29	3,884	4,267,030
U.S. Treasury Notes
0.750%	01/31/28	37,000	33,907,030
1.125%	02/28/27	101,500	96,325,878
4.125%	02/29/32	335	336,090
4.250%	12/31/26	9,700	9,750,395
4.250%	01/31/30	1,500	1,519,336
U.S. Treasury Strips Coupon
1.600%(s)	08/15/40	3,270	1,589,730
2.419%(s)	05/15/44	3,460	1,379,478
4.202%(s)	05/15/43(k)	7,310	3,068,907
4.327%(s)	08/15/43	560	232,091
4.349%(s)	02/15/43	330	140,118
4.500%(s)	05/15/46	470	170,130
4.568%(s)	11/15/42	220	94,689
4.608%(s)	11/15/48	60	19,315
4.652%(s)	05/15/49	525	164,301
4.663%(s)	02/15/50	840	254,345
4.667%(s)	02/15/39(k)	4,070	2,148,173
4.745%(s)	11/15/40	905	434,231
4.775%(s)	11/15/41	590	267,909
4.778%(s)	02/15/42	855	383,085
4.920%(s)	08/15/48	380	123,759
4.924%(s)	02/15/49	170	54,027
4.928%(s)	11/15/45	125	46,367
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.965%(s)	11/15/43	752	$307,799

Total U.S. Treasury Obligations (cost $379,518,267)			370,837,945

Total Long-Term Investments (cost $4,285,437,317)			4,567,810,910

	Shares
Short-Term Investments — 16.4%
Affiliated Mutual Funds — 10.0%
PGIM Core Ultra Short Bond Fund(wa)	386,299,705	386,299,705
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $148,043,601; includes $147,574,154 of cash collateral for securities on loan)(b)(wa)	148,140,927	148,052,042

Total Affiliated Mutual Funds (cost $534,343,306)		534,351,747

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.4%
U.S. Treasury Bills
4.230%	07/08/25	64,500	63,765,184
4.237%	04/22/25	20	19,950
4.263%	06/17/25(k)	96,500	95,639,412
4.268%	05/08/25	97,000	96,577,794
4.782%	07/10/25(k)	29,000	28,662,875

Total U.S. Treasury Obligations (cost $284,629,443)				284,665,215

Options Purchased*~ — 1.0%
(cost $58,242,115)	53,017,389

Total Short-Term Investments (cost $877,214,864)	872,034,351

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.4% (cost $5,162,652,181)	5,439,845,261

Options Written*~ — (0.0)%
(premiums received $379,919)	(419,875)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.4% (cost $5,162,272,262)	5,439,425,386

Liabilities in excess of other assets(z) — (2.4)%	(125,061,529)

Net Assets — 100.0%	$5,314,363,857

A24

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LME	London Metal Exchange
LP	Limited Partnership
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $279,045 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,182,610; cash collateral of $147,574,154 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
A25

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$75.00		11,700		1,170	$19,935,103
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00		60		6	2,720,278
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		120		12	15,593,854
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		135		14	14,635,190
Total Exchange Traded (cost $58,142,602)								$52,884,425

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	547	$—
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	547	8
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	554	24
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	554	24
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	2,217	4,145
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		276	2
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		550	2
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		547	24
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		3,259	11,774
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		550	9
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		550	6
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		545	12
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		547	16
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		2,272	9,163
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		552	1
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		545	13
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		557	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		552	2
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		549	27
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		545	34
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		271	59
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		545	331
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		381	279
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		548	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		821	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		332	—
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00		—		548	27,493
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		547	4
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		545	5
Currency Option USD vs BRL	Put	MSI	04/29/25	5.00		—		1,689	20
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		1,143	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		3,259	58
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		549	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		547	383
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		3,557	239
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		985	66
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		547	7
A26

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		543	$4
Total OTC Traded (cost $69,191)									$54,234

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	3,020		$2,352
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	1,855		9,895
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	1,205		7,883
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	915		12,952
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	3,020		363
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	2,430		8,293
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	3,570		1,863
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4..10%(A)	2,195		7,972
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	2,195		1,085
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	9,100		13,036
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	9,100		13,036
Total OTC Swaptions (cost $30,322)									$78,730
Total Options Purchased (cost $58,242,115)									$53,017,389
A27

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		16		40	$(14,800)
3 Month SOFR	Put	12/12/25	$96.25		16		40	(9,900)
Total Exchange Traded (premiums received $24,477)								$(24,700)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	547	$(967)
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	547	(2,359)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	554	(10,126)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	554	(10,126)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	2,217	(1,079)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		276	(368)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		550	(486)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		547	(2,877)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		550	(2,637)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		550	(2,637)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		545	(5,983)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		547	(8,451)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		552	(6,197)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		545	(9,645)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		552	(2,992)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		549	(5,273)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		545	(8,917)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		271	(2,049)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		545	(8,972)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		381	(7,684)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		548	(27,493)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		547	(2,277)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		545	(5,695)
Currency Option USD vs BRL	Put	MSI	04/29/25	6.05		—		1,689	(94,959)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		3,259	(16,524)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		549	(15,996)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		2,272	(32,375)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		547	(2,679)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		543	(6,622)
Total OTC Traded (premiums received $290,754)									$(304,445)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	3,020		$(5,035)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	3,710		(10,306)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	1,205		(3,412)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	1,205		(4,818)
A28

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	1,830		$(13,059)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	9,100		(1,150)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	9,100		(1,150)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	3,020		(1,374)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	4,860		(7,439)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	7,070		(1,109)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	4,390		(6,090)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY.43.V1(Q)	1,380		(3,238)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43.V1(Q)	1,590		(7,082)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	7,870		(5,454)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	7,760		(4,070)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	9,100		(2,348)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	9,100		(2,348)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	7,840		(4,955)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	7,840		(6,293)
Total OTC Swaptions (premiums received $64,688)									$(90,730)
Total Options Written (premiums received $379,919)									$(419,875)
Financial Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
148	2 Year Canadian Government Bonds	Jun. 2025	$10,888,781	$41,680
363	2 Year U.S. Treasury Notes	Jun. 2025	75,203,391	313,204
17	5 Year Euro-Bobl	Jun. 2025	2,165,228	5,331
1,362	5 Year U.S. Treasury Notes	Jun. 2025	147,308,813	1,521,845
1	10 Year Canadian Government Bonds	Jun. 2025	86,272	(181)
9	10 Year U.K. Gilt	Jun. 2025	1,065,965	2,299
796	10 Year U.S. Treasury Notes	Jun. 2025	88,530,125	1,255,756
265	10 Year U.S. Ultra Treasury Notes	Jun. 2025	30,243,125	374,642
522	20 Year U.S. Treasury Bonds	Jun. 2025	61,220,812	827,411
A29

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Financial Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
9	30 Year Euro Buxl	Jun. 2025	$1,160,603	$(67,159)
128	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	15,648,000	131,194
79	Euro Schatz Index	Jun. 2025	9,136,385	5,677
48	Euro-BTP Italian Government Bond	Jun. 2025	6,099,570	(99,793)
622	Mini MSCI EAFE Index	Jun. 2025	75,146,930	(1,943,764)
101	Russell 2000 E-Mini Index	Jun. 2025	10,236,855	(171,697)
566	S&P 500 E-Mini Index	Jun. 2025	159,986,975	(1,092,679)
38	Short Euro-BTP	Jun. 2025	4,416,700	2,888
				1,106,654
Short Positions:
28	2 Year U.S. Treasury Notes	Jun. 2025	5,800,812	(23,810)
4	5 Year Euro-Bobl	Jun. 2025	509,465	4,845
114	10 Year Euro-Bund	Jun. 2025	15,880,642	(100,983)
27	10 Year U.S. Treasury Notes	Jun. 2025	3,002,906	(21,516)
61	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	7,457,250	36,655
				(104,809)
				$1,001,845

Commodity Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
149	Brent Crude	Jul. 2025	$11,021,530	$746,127
39	Coffee ’C’	May 2025	5,553,844	(158,362)
48	Copper	May 2025	6,040,800	603,578
375	Corn	May 2025	8,573,437	(824,425)
148	Cotton No. 2	May 2025	4,945,420	(41,473)
57	Gasoline RBOB	May 2025	5,483,936	79,573
69	Gold 100 OZ	Jun. 2025	21,737,070	1,448,721
95	Hard Red Winter Wheat	May 2025	2,645,750	(202,443)
54	Lean Hogs	Jun. 2025	2,057,940	(24,963)
40	Live Cattle	Jun. 2025	3,258,400	156,450
28	LME Lead	May 2025	1,402,828	(7,693)
61	LME Nickel	May 2025	5,790,252	(13,777)
114	LME PRI Aluminum	May 2025	7,208,847	(307,902)
56	LME Zinc	May 2025	3,988,320	(84,315)
58	Low Sulphur Gas Oil	May 2025	3,955,600	(1,392)
396	Natural Gas	May 2025	16,311,240	2,385,051
154	No. 2 Soft Red Winter Wheat	May 2025	4,134,900	(186,216)
57	NY Harbor ULSD	May 2025	5,456,884	(47,063)
53	Silver	May 2025	9,171,915	362,563
117	Soybean	May 2025	5,936,287	(326,885)
167	Soybean Meal	May 2025	4,888,090	(387,190)
142	Soybean Oil	May 2025	3,824,628	(48,959)
170	Sugar #11 (World)	May 2025	3,590,944	57,363
152	WTI Crude	May 2025	10,864,960	189,833
				3,366,201
Short Positions:
1	LME Lead	May 2025	50,101	2,297
26	LME Nickel	May 2025	2,467,976	59,953
A30

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Commodity Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
22	LME PRI Aluminum	May 2025	$1,391,181	$96,743
				158,993
				$3,525,194
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	CITI	AUD	950	$584,978	$593,560	$8,582	$—
Expiring 04/16/25	GSI	AUD	304	191,153	190,042	—	(1,111)
Expiring 04/16/25	WBC	AUD	106	65,386	66,367	981	—
Expiring 04/22/25	BARC	AUD	589	371,650	368,231	—	(3,419)
Expiring 04/22/25	HSBC	AUD	421	262,071	263,119	1,048	—
Brazilian Real,
Expiring 04/02/25	GSI	BRL	16,007	2,775,012	2,803,694	28,682	—
Expiring 04/02/25	MSI	BRL	4,115	709,000	720,841	11,841	—
Expiring 05/05/25	GSI	BRL	20,245	3,528,058	3,524,496	—	(3,562)
British Pound,
Expiring 04/02/25	BOA	GBP	3,791	4,911,559	4,897,318	—	(14,241)
Expiring 04/22/25	CITI	GBP	939	1,217,622	1,212,728	—	(4,894)
Expiring 04/22/25	ML	GBP	205	265,197	264,894	—	(303)
Expiring 06/18/25	MSI	GBP	515	667,868	664,945	—	(2,923)
Canadian Dollar,
Expiring 04/16/25	WBC	CAD	535	372,106	372,271	165	—
Expiring 04/16/25	WBC	CAD	68	47,475	47,221	—	(254)
Chilean Peso,
Expiring 06/18/25	CITI	CLP	259,175	272,001	272,788	787	—
Chinese Renminbi,
Expiring 04/22/25	BARC	CNH	510	70,239	70,261	22	—
Expiring 05/21/25	MSI	CNH	3,239	446,925	447,454	529	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	6,440,697	1,548,766	1,523,812	—	(24,954)
Expiring 06/18/25	TD	COP	2,445,546	586,000	578,594	—	(7,406)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	15,185	632,000	658,160	26,160	—
Expiring 04/22/25	BARC	CZK	13,397	583,000	580,668	—	(2,332)
Expiring 04/22/25	MSI	CZK	10,635	461,024	460,958	—	(66)
Expiring 04/22/25	MSI	CZK	3,720	162,094	161,238	—	(856)
Expiring 06/18/25	CITI	CZK	7,544	327,459	327,376	—	(83)
Danish Krone,
Expiring 06/18/25	MSI	DKK	5,432	786,237	791,380	5,143	—
Euro,
Expiring 04/02/25	SSB	EUR	21,590	23,385,096	23,347,612	—	(37,484)
Expiring 04/22/25	BARC	EUR	363	392,253	392,700	447	—
Expiring 04/22/25	BOA	EUR	328	358,000	354,886	—	(3,114)
Expiring 04/22/25	CITI	EUR	1,734	1,807,617	1,877,679	70,062	—
Expiring 04/22/25	CITI	EUR	858	904,000	928,664	24,664	—
Expiring 04/22/25	CITI	EUR	571	595,581	618,152	22,571	—
Expiring 04/22/25	CITI	EUR	570	593,000	617,512	24,512	—
Expiring 04/22/25	CITI	EUR	569	593,000	615,579	22,579	—
Expiring 04/22/25	CITI	EUR	569	593,735	615,987	22,252	—
Expiring 04/22/25	CITI	EUR	292	301,151	316,113	14,962	—
A31

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/25	DB	EUR	331	$359,000	$357,932	$—	$(1,068)
Expiring 04/22/25	DB	EUR	250	271,001	270,610	—	(391)
Expiring 04/22/25	GSI	EUR	64	69,780	69,658	—	(122)
Expiring 04/22/25	MSI	EUR	348	367,000	376,570	9,570	—
Expiring 04/22/25	MSI	EUR	266	276,634	287,966	11,332	—
Expiring 04/22/25	MSI	EUR	59	64,432	64,286	—	(146)
Expiring 04/22/25	SSB	EUR	244	266,870	264,609	—	(2,261)
Expiring 06/18/25	MSI	EUR	1,117	1,221,270	1,212,738	—	(8,532)
Expiring 06/18/25	MSI	EUR	545	591,077	591,924	847	—
Hong Kong Dollar,
Expiring 05/21/25	GSI	HKD	19,376	2,492,898	2,493,338	440	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	225,632	588,000	605,000	17,000	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	339,485	3,877,130	3,948,974	71,844	—
Expiring 06/18/25	JPM	INR	208,072	2,364,572	2,420,339	55,767	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	6,845,160	420,000	410,429	—	(9,571)
Expiring 06/18/25	BOA	IDR	36,492,464	2,222,305	2,182,251	—	(40,054)
Expiring 06/18/25	HSBC	IDR	11,880,458	721,000	710,452	—	(10,548)
Israeli Shekel,
Expiring 04/16/25	MSI	ILS	4,277	1,167,276	1,150,676	—	(16,600)
Japanese Yen,
Expiring 04/22/25	BARC	JPY	25,460	170,638	170,163	—	(475)
Expiring 04/22/25	BNP	JPY	38,676	264,356	258,493	—	(5,863)
Expiring 04/22/25	CITI	JPY	129,319	870,000	864,311	—	(5,689)
Expiring 04/22/25	GSI	JPY	156,914	1,060,492	1,048,742	—	(11,750)
Expiring 04/22/25	GSI	JPY	78,457	530,246	524,371	—	(5,875)
Expiring 04/22/25	HSBC	JPY	39,811	264,959	266,081	1,122	—
Expiring 04/22/25	HSBC	JPY	39,712	264,649	265,419	770	—
Expiring 04/22/25	MSI	JPY	128,396	862,000	858,139	—	(3,861)
Expiring 05/21/25	CITI	JPY	60,397	402,848	404,983	2,135	—
Expiring 05/21/25	MSI	JPY	99,185	670,431	665,070	—	(5,361)
Expiring 05/21/25	MSI	JPY	80,194	534,356	537,725	3,369	—
Expiring 05/21/25	MSI	JPY	27,996	183,147	187,719	4,572	—
Expiring 05/21/25	MSI	JPY	18,645	123,831	125,018	1,187	—
Expiring 05/21/25	MSI	JPY	17,551	116,028	117,685	1,657	—
Expiring 05/21/25	MSI	JPY	551	3,591	3,697	106	—
Expiring 05/21/25	WBC	JPY	120,572	797,153	808,473	11,320	—
Mexican Peso,
Expiring 06/18/25	BNP	MXN	13,820	679,000	668,255	—	(10,745)
Expiring 06/18/25	CITI	MXN	21,006	1,019,363	1,015,732	—	(3,631)
New Zealand Dollar,
Expiring 04/22/25	BNP	NZD	1,852	1,061,362	1,051,812	—	(9,550)
Norwegian Krone,
Expiring 06/18/25	MSI	NOK	309	29,181	29,360	179	—
Expiring 06/18/25	MSI	NOK	136	12,558	12,946	388	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	2,661	721,000	722,919	1,919	—
Expiring 06/18/25	CITI	PEN	2,468	672,739	670,327	—	(2,412)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	129,604	2,261,332	2,259,361	—	(1,971)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	3,104	766,000	800,760	34,760	—
Expiring 04/22/25	UAG	PLN	2,397	598,000	618,359	20,359	—
A32

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 04/22/25	BNP	SGD	175	$132,177	$130,681	$—	$(1,496)
Expiring 04/22/25	HSBC	SGD	885	663,519	659,355	—	(4,164)
Expiring 05/21/25	CITI	SGD	2,888	2,148,752	2,155,579	6,827	—
South African Rand,
Expiring 04/22/25	HSBC	ZAR	7,299	399,425	397,423	—	(2,002)
Expiring 06/18/25	HSBC	ZAR	22,992	1,249,150	1,246,051	—	(3,099)
Swedish Krona,
Expiring 04/22/25	MSI	SEK	2,880	283,272	286,892	3,620	—
Expiring 06/18/25	CITI	SEK	35,559	3,538,519	3,554,083	15,564	—
Swiss Franc,
Expiring 06/18/25	GSI	CHF	7,853	8,943,413	8,960,064	16,651	—
Expiring 06/18/25	MSI	CHF	638	728,677	728,369	—	(308)
Expiring 06/18/25	MSI	CHF	370	423,056	422,258	—	(798)
Expiring 06/18/25	MSI	CHF	63	72,470	71,992	—	(478)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	4,541	120,552	116,992	—	(3,560)
Expiring 04/22/25	BARC	TRY	4,004	105,916	102,331	—	(3,585)
Expiring 04/24/25	BARC	TRY	26,517	699,273	675,817	—	(23,456)
Expiring 04/24/25	BARC	TRY	26,517	701,122	675,817	—	(25,305)
Expiring 04/30/25	HSBC	TRY	19,724	497,695	498,671	976	—
Expiring 04/30/25	HSBC	TRY	12,428	309,425	314,217	4,792	—
Expiring 04/30/25	HSBC	TRY	12,427	309,550	314,188	4,638	—
Expiring 04/30/25	HSBC	TRY	12,326	308,787	311,649	2,862	—
				$105,282,568	$105,543,401	592,562	(331,729)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	MSI	AUD	727	$462,623	$454,325	$8,298	$—
Expiring 04/16/25	WBC	AUD	721	450,492	450,513	—	(21)
Expiring 04/16/25	WBC	AUD	188	118,309	117,737	572	—
Expiring 04/22/25	ML	AUD	420	265,656	262,588	3,068	—
Brazilian Real,
Expiring 04/02/25	GSI	BRL	20,122	3,526,445	3,524,535	1,910	—
British Pound,
Expiring 04/02/25	TD	GBP	3,791	4,788,036	4,897,318	—	(109,282)
Expiring 04/22/25	BARC	GBP	720	885,255	930,048	—	(44,793)
Expiring 04/22/25	BARC	GBP	204	264,544	263,094	1,450	—
Expiring 04/22/25	HSBC	GBP	8	9,767	9,744	23	—
Expiring 04/22/25	MSI	GBP	3,361	4,343,792	4,341,288	2,504	—
Expiring 05/02/25	BOA	GBP	3,791	4,911,180	4,897,013	14,167	—
Expiring 06/18/25	GSI	GBP	3,942	5,056,990	5,091,449	—	(34,459)
Expiring 06/18/25	MSI	GBP	260	333,894	335,831	—	(1,937)
Expiring 06/18/25	MSI	GBP	255	329,936	329,243	693	—
Expiring 06/18/25	WBC	GBP	343	440,206	443,167	—	(2,961)
Canadian Dollar,
Expiring 04/16/25	CITI	CAD	3,319	2,310,834	2,308,180	2,654	—
Expiring 04/16/25	GSI	CAD	49	33,953	33,729	224	—
Expiring 04/22/25	BARC	CAD	4,495	3,124,683	3,126,995	—	(2,312)
Expiring 04/22/25	GSI	CAD	378	264,650	263,037	1,613	—
Chilean Peso,
Expiring 06/18/25	BOA	CLP	252,935	273,000	266,220	6,780	—
A33

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/18/25	CITI	CLP	538,677	$578,719	$566,972	$11,747	$—
Expiring 06/18/25	DB	CLP	253,504	272,000	266,820	5,180	—
Chinese Renminbi,
Expiring 04/22/25	BARC	CNH	2,954	409,315	407,260	2,055	—
Expiring 04/22/25	HSBC	CNH	472	65,358	65,088	270	—
Expiring 06/18/25	JPM	CNH	45,268	6,274,245	6,263,886	10,359	—
Colombian Peso,
Expiring 06/18/25	DB	COP	1,148,807	271,000	271,797	—	(797)
Czech Koruna,
Expiring 04/22/25	BNP	CZK	43,381	1,877,858	1,880,197	—	(2,339)
Expiring 04/22/25	HSBC	CZK	25	1,105	1,099	6	—
Expiring 04/22/25	UAG	CZK	88,857	3,601,619	3,851,225	—	(249,606)
Euro,
Expiring 04/02/25	SSB	EUR	21,590	22,644,367	23,347,612	—	(703,245)
Expiring 04/22/25	BARC	EUR	3,785	3,920,982	4,097,359	—	(176,377)
Expiring 04/22/25	BNP	EUR	25,418	27,639,618	27,516,883	122,735	—
Expiring 04/22/25	CITI	EUR	754	823,025	816,362	6,663	—
Expiring 04/22/25	CITI	EUR	571	597,556	618,153	—	(20,597)
Expiring 04/22/25	CITI	EUR	569	594,668	615,987	—	(21,319)
Expiring 04/22/25	CITI	EUR	569	596,009	615,987	—	(19,978)
Expiring 04/22/25	CITI	EUR	566	593,000	612,537	—	(19,537)
Expiring 04/22/25	CITI	EUR	292	302,165	316,113	—	(13,948)
Expiring 04/22/25	CITI	EUR	266	276,855	287,965	—	(11,110)
Expiring 04/22/25	GSI	EUR	1,035	1,085,000	1,120,073	—	(35,073)
Expiring 04/22/25	MSI	EUR	1,389	1,438,093	1,503,621	—	(65,528)
Expiring 04/22/25	MSI	EUR	1,033	1,083,000	1,118,380	—	(35,380)
Expiring 04/22/25	SSB	EUR	3,195	3,505,213	3,459,284	45,929	—
Expiring 04/22/25	SSB	EUR	2,742	2,811,292	2,968,090	—	(156,798)
Expiring 04/22/25	SSB	EUR	244	265,422	264,547	875	—
Expiring 04/22/25	UAG	EUR	2,742	2,837,973	2,968,089	—	(130,116)
Expiring 05/02/25	SSB	EUR	21,590	23,422,921	23,385,611	37,310	—
Expiring 06/18/25	CITI	EUR	3,472	3,738,002	3,770,718	—	(32,716)
Expiring 06/18/25	GSI	EUR	331	356,465	359,498	—	(3,033)
Expiring 06/18/25	MSI	EUR	437	473,213	474,734	—	(1,521)
Expiring 06/18/25	MSI	EUR	135	145,282	146,298	—	(1,016)
Expiring 06/18/25	WBC	EUR	1,127	1,231,314	1,223,708	7,606	—
Expiring 06/18/25	WBC	EUR	385	414,624	418,256	—	(3,632)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	363,753	901,763	975,351	—	(73,588)
Expiring 04/22/25	GSI	HUF	556,076	1,508,408	1,491,037	17,371	—
Indian Rupee,
Expiring 06/18/25	MSI	INR	86,943	989,000	1,011,341	—	(22,341)
Expiring 06/18/25	MSI	INR	71,694	819,000	833,967	—	(14,967)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	6,845,160	420,000	410,429	9,571	—
Japanese Yen,
Expiring 04/22/25	BNP	JPY	592,343	3,994,448	3,958,951	35,497	—
Expiring 04/22/25	BNP	JPY	9,380	63,916	62,691	1,225	—
Expiring 04/22/25	CITI	JPY	35,432	239,000	236,814	2,186	—
Expiring 04/22/25	DB	JPY	33,769	231,000	225,700	5,300	—
Expiring 04/22/25	GSI	JPY	81,410	552,612	544,109	8,503	—
Expiring 04/22/25	HSBC	JPY	39,626	264,212	264,842	—	(630)
Expiring 04/22/25	HSBC	JPY	39,253	264,650	262,349	2,301	—
Expiring 04/22/25	ML	JPY	39,372	265,177	263,143	2,034	—
Expiring 04/22/25	MSI	JPY	151,929	1,030,974	1,015,424	15,550	—
A34

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/22/25	MSI	JPY	54,991	$372,000	$367,534	$4,466	$—
Expiring 05/21/25	MSI	JPY	85,001	577,312	569,960	7,352	—
Expiring 05/21/25	MSI	JPY	64,010	431,488	429,209	2,279	—
Expiring 05/21/25	MSI	JPY	37,664	249,082	252,552	—	(3,470)
Expiring 05/21/25	MSI	JPY	18,766	122,873	125,835	—	(2,962)
Expiring 05/21/25	MSI	JPY	14,763	98,167	98,988	—	(821)
Expiring 05/21/25	MSI	JPY	12,782	83,970	85,710	—	(1,740)
Expiring 05/21/25	MSI	JPY	12,057	80,101	80,844	—	(743)
Expiring 05/21/25	WBC	JPY	32,569	216,323	218,387	—	(2,064)
Mexican Peso,
Expiring 04/22/25	GSI	MXN	12,021	602,810	585,645	17,165	—
Expiring 04/22/25	MSI	MXN	1,308	65,282	63,741	1,541	—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	28,276	863,000	854,937	8,063	—
Expiring 06/18/25	HSBC	TWD	127,430	3,905,903	3,852,878	53,025	—
Expiring 06/18/25	HSBC	TWD	30,981	945,000	936,723	8,277	—
Expiring 06/18/25	MSI	TWD	26,965	827,000	815,298	11,702	—
Norwegian Krone,
Expiring 06/18/25	MSI	NOK	3,308	314,520	314,373	147	—
Polish Zloty,
Expiring 04/22/25	GSI	PLN	4,987	1,187,102	1,286,690	—	(99,588)
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	4,247	3,206,845	3,174,154	32,691	—
Expiring 06/18/25	BOA	SGD	1,111	836,000	830,489	5,511	—
South Korean Won,
Expiring 05/21/25	GSI	KRW	564,966	391,658	384,303	7,355	—
Expiring 06/18/25	BNP	KRW	3,653,569	2,540,394	2,488,909	51,485	—
Expiring 06/18/25	BNY	KRW	3,653,569	2,539,017	2,488,909	50,108	—
Thai Baht,
Expiring 04/22/25	HSBC	THB	29,743	885,782	878,053	7,729	—
Expiring 06/18/25	CITI	THB	29,039	857,000	860,774	—	(3,774)
Expiring 06/18/25	HSBC	THB	90,752	2,696,336	2,690,026	6,310	—
Turkish Lira,
Expiring 04/22/25	GSI	TRY	5,033	126,671	128,607	—	(1,936)
				$182,907,319	$184,365,939	669,435	(2,128,055)
						$1,261,997	$(2,459,784)
Cross currency exchange contracts outstanding at March 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/25	Buy	CAD	95	MXN	1,328	$1,036	$—	GSI
04/22/25	Buy	CAD	190	MXN	2,691	998	—	MSI
04/22/25	Buy	CAD	380	JPY	38,988	3,813	—	GSI
04/22/25	Buy	CAD	381	AUD	420	2,090	—	HSBC
04/22/25	Buy	CAD	760	JPY	77,975	7,626	—	GSI
04/22/25	Buy	CHF	232	EUR	242	210	—	HSBC
04/22/25	Buy	EUR	243	JPY	39,364	287	—	ML
04/22/25	Buy	GBP	205	CHF	234	89	—	HSBC
04/22/25	Buy	JPY	38,546	CAD	380	—	(6,538)	HSBC
04/22/25	Buy	JPY	39,710	EUR	245	183	—	ML
04/22/25	Buy	JPY	77,092	CAD	759	—	(13,075)	HSBC
A35

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2025 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/22/25	Buy	MXN	1,342	CAD	94	$—	$(151)	GSI
04/22/25	Buy	MXN	1,343	CAD	95	—	(439)	GSI
04/22/25	Buy	MXN	1,348	CAD	95	—	(426)	MSI
04/22/25	Buy	PLN	516	EUR	123	320	—	GSI
04/22/25	Buy	SEK	2,644	CAD	379	—	(89)	BNP
						$16,652	$(20,718)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	440	$58	$(55)	$113	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/25	1.000%(Q)	585	0.066%	$1,412	$1,231	$181	BARC
Republic of Italy	06/20/25	1.000%(Q)	1,020	0.085%	2,416	2,144	272	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)	785	1.326%	(2,786)	(4,714)	1,928	GSI
					$1,042	$(1,339)	$2,381

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	15,529	$(290,079)	$(285,587)	$4,492

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	2,420	3.771%	$142,481	$128,810	$(13,671)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A36

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	$(144,600)	$244,275	$388,875
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	(94,015)	221,284	315,299
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	(10,753)	58,195	68,948
	71,120	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(1,918)	(1,918)
	60,230	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	139,119	139,119
	29,870	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.410%	1,174	(52,188)	(53,362)
	27,245	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(75,682)	(75,682)
	23,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	125,308	156,060	30,752
	30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(168,682)	(168,682)
	4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	908	(63,143)	(64,051)
	13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	3,445	148,797	145,352
	8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(8,660)	(129,928)	(121,268)
	10,670	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	79,379	79,379
	3,900	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(27,858)	(61,950)	(34,092)
	1,745	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(19,999)	(19,999)
	1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	581,995	593,494	11,499
	8,040	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	117,583	99,345	(18,238)
	3,450	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	26,742	73,283	46,541
	8,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	17,441	17,441
	4,240	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.410%	(77,683)	(223,912)	(146,229)
					$493,586	$1,033,270	$539,684

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.285%	BOA	03/31/26	48,828	$—	$—	$—
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(10,507)	81,431	—	81,431
					$81,431	$—	$81,431
A37

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
(formerly, AST Advanced Strategies Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A38